Capital Private Client Services FundsSM

Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below.

Capital Core Municipal Fund	CCMPX
Capital Short-Term Municipal Fund	CSTMX
Capital California Core Municipal Fund	CCCMX
Capital California Short-Term Municipal Fund	CCSTX
Capital Core Bond Fund	CCBPX
Capital Global Equity Fund	CGLOX
Capital Non-U.S. Equity Fund	CNUSX
Capital U.S. Equity Fund	CUSEX

Prospectus	Table of contents
	Summaries:
	Capital Core Municipal Fund	1
	Capital Short-Term Municipal Fund	3
	Capital California Core Municipal Fund	6
	Capital California Short-Term Municipal Fund	8
	Capital Core Bond Fund	10
	Capital Global Equity Fund	12
	Capital Non-U.S. Equity Fund	14
	Capital U.S. Equity Fund	16
	Investment objective, strategies and risks	18
January 1, 2012 (as supplemented March 21, 2012)	Prior investment results of Capital Group Private Client Services, a division of Capital Guardian Trust Company	22
	Management and organization	24
	Purchase, exchange and sale of shares	26
	How to sell shares	27
	Distributions and taxes	28
	Fund expenses	28
	Financial highlights	29

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

[This page was intentionally left blank for this filing]

Capital Core Municipal Fund

Investment objective
The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.07
Total annual fund operating expenses	0.42
Expense reimbursement2	0.02
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through December 31, 2012.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$133	$233	$528

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management
Investment adviser Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	2 years	Vice President, Capital Guardian Trust Company
Neil L. Langberg	2 years	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares
The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or calling 800-421-4996.

Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

 Capital Short-Term Municipal Fund

Investment objectives
The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.11
Total annual fund operating expenses	0.46
Expense reimbursement2	0.06
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through December 31, 2012.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$142	$252	$573

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

 Principal investment strategies
The fund seeks to achieve its objective by investing primarily in short-term municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management
Investment adviser Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	2 years	Vice President, Capital Guardian Trust Company
Neil L. Langberg	2 years	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares
The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or calling 800-421-4996.

Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

 Capital California Core Municipal Fund

Investment objective
The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.07
Total annual fund operating expenses	0.42
Expense reimbursement2	0.02
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through December 31, 2012.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$133	$233	$528

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management
Investment adviser Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	2 years	Vice President, Capital Guardian Trust Company
Karl J. Zeile	2 years	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares
The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or calling 800-421-4996.

Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital California Short-Term Municipal Fund

Investment objectives
The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.14
Total annual fund operating expenses	0.49
Expense reimbursement2	0.09
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through December 31, 2012.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$148	$265	$607

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management
Investment adviser Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	2 years	Vice President, Capital Guardian Trust Company
Karl J. Zeile	2 years	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares
The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or calling 800-421-4996.

Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

 Capital Core Bond Fund

Investment objective
The fund’s investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.07
Total annual fund operating expenses	0.42
Expense reimbursement2	0.02
Total annual fund operating expenses after reimbursement	0.40

1 Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through December 31, 2012.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$133	$233	$528

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal investment strategies
The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management
Investment adviser Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John R. Queen Senior Vice President	2 years	Vice President, Capital Guardian Trust Company
David A. Hoag	2 years	Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares
The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or calling 800-421-4996.

Tax information
Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred.

Capital Global Equity Fund

Investment objective
The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.02
Total annual fund operating expenses	0.87
Expense reimbursement2	0.02
Total annual fund operating expenses after reimbursement	0.85

1 Estimated by annualizing expenses for a partial year. Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.85%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through December 31, 2012.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$276	$480	$1,071

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management
Investment adviser Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception, April 2011)	Senior Vice President, Capital Guardian Trust Company
Gerald Du Manoir	Less than 1 year (since the fund’s inception, April 2011)	Senior Vice President, Capital Guardian Trust Company
Todd S. James	Less than 1 year (since the fund’s inception, April 2011)	Senior Vice President, Capital Guardian Trust Company
Theodore R. Samuels	Less than 1 year (since the fund’s inception, April 2011)	President, Capital Guardian Trust Company

Purchase and sale of fund shares
The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or calling 800-421-4996.

Tax information
Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred.

Capital Non-U.S. Equity Fund

Investment objective
The fund seeks to preserve your investment while providing growth.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.04
Total annual fund operating expenses	0.89
Expense reimbursement2	0.04
Total annual fund operating expenses after reimbursement	0.85

1 Estimated by annualizing expenses for a partial year. Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.85%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through December 31, 2012.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$87	$280	$489	$1,092

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management
Investment adviser Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception, April 2011)	Senior Vice President, Capital Guardian Trust Company
Gerald Du Manoir	Less than 1 year (since the fund’s inception, April 2011)	Senior Vice President, Capital Guardian Trust Company
Todd S. James	Less than 1 year (since the fund’s inception, April 2011)	Senior Vice President, Capital Guardian Trust Company

Purchase and sale of fund shares
The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or calling 800-421-4996.

Tax information
Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred.

Capital U.S. Equity Fund

Investment objectives
The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses1	0.02
Total annual fund operating expenses	0.67
Expense reimbursement2	0.02
Total annual fund operating expenses after reimbursement	0.65

1 Estimated by annualizing expenses for a partial year. Clients of Capital Guardian Trust Company’s Capital Group Private Client Services division (“CGPCS”) are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.

2 The fund’s investment adviser is currently reimbursing the fund for a portion of other expenses so that total fund expenses do not exceed 0.65%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund’s board of trustees, will be in effect through December 31, 2012.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$212	$371	$833

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal investment strategies
The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.

Management
Investment adviser Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers The primary individual portfolio managers for the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shelby Notkin Senior Vice President	Less than 1 year (since the fund’s inception, April 2011)	Senior Vice President, Capital Guardian Trust Company
Todd S. James	Less than 1 year (since the fund’s inception, April 2011)	Senior Vice President, Capital Guardian Trust Company
Theodore R. Samuels	Less than 1 year (since the fund’s inception, April 2011)	President, Capital Guardian Trust Company

Purchase and sale of fund shares
The minimum amount required to establish an account is $25,000. You may sell shares by contacting your Capital Group Private Client Services investment counselor or calling 800-421-4996.

Tax information
Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred.

Investment objectives, strategies and risks
Capital Core Municipal Fund The fund seeks to provide current income exempt from federal income tax while preserving your investment. The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Capital Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in short-term municipal bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Capital California Core Municipal Fund The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Capital California Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Capital Core Bond Fund The fund’s investment objective is to provide you with current income while preserving your investment. The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the expected terms of the securities backed by such mortgages. This reduces the potential for the fund to invest the principal in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment of the underlying loans by individuals.

Capital Global Equity Fund The fund seeks to preserve your investment while providing growth. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers around the world, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers around the world with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital Non-U.S. Equity Fund The fund seeks to preserve your investment while providing growth. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of issuers outside of the United States, consistent with the fund’s investment objectives. Investors in the fund should have a long- term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of issuers outside the U.S. with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers outside the United States. The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives. The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Capital U.S. Equity Fund The fund seeks to preserve your investment while providing growth. The fund’s secondary objective is to provide you with income. The fund is designed for investors seeking capital appreciation and diversification through investments in common stocks and other equity-type securities of U.S. issuers, consistent with the fund’s investment objectives. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth. The fund may also invest in common stocks, or securities convertible into common stocks, of U.S. issuers with the potential to pay dividends in the future. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States. Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

In pursuing the fund’s objectives, the investment adviser will seek to preserve your investment. While the investment adviser seeks to preserve capital, investing is subject to market risks and may result in periods of volatility and the potential for loss. In pursuing the fund’s growth objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets. The investment adviser also invests in companies with the potential to provide income in pursuing the fund’s objectives.

The fund may invest in common stocks of companies in various industries with a broad range of capitalizations.

Applicable to all funds Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, along with a description of certain of the risks associated with those practices.

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund
Capital Core Bond Fund

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

To the extent the fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

The growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) purchased by the fund may involve larger price swings and greater potential for loss than other types of investments.

Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuer is domiciled or operates, including political, social, economic or market changes or instability in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.

Investing in countries with emerging economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Portfolio holdings Portfolio holdings information for the funds is available at capitalpcsfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Prior investment results of Capital Group Private Client Services, a division of Capital Guardian Trust Company
The following tables show composite investment results relating to the historical results of all accounts managed by Capital Group Private Client Services (“CGPCS”), a division of Capital Guardian Trust Company, with investment objectives, policies, strategies and risks substantially similar to those of the funds. The investment results of the separately managed accounts do not represent the historical results of the equity funds and should not be interpreted as indicative of the future results of the funds or the investment adviser.

The composite investment results shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”),1 retroactively applied to all time periods, and are shown net of the highest current management fees charged by CGPCS. All returns presented are asset-weighted and reflect the reinvestment (net of foreign withholding taxes) of dividends, interest and other earnings. Withholding tax rates apply primarily to U.S. investors. All returns reflect the deduction of brokerage commissions and execution costs paid by the separately managed accounts, without provision for federal and state income taxes. The composites include all fee paying, discretionary portfolios managed according to the respective strategy by CGPCS. The Capital Global Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Global Equity Composite. The Capital Non-U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS Non-U.S. Equity Composite. The Capital U.S. Equity Fund has investment objectives, policies, strategies and risks substantially similar to those of the accounts included in the CGPCS U.S. Equity Composite.

The separately managed accounts that are included in the composites are not subject to the same types of expenses as the funds. In addition, the separately managed accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable may have adversely affected the results of the separately managed accounts included in the composites. If the separately managed accounts had been subject to the applicable fund’s expenses and the service fee charged by CGPCS results would have been lower.

The investment results of the separately managed accounts presented below reflect the highest current management fees charged by CGPCS (1.25% for Global Equity and Non-U.S. Equity and 1.00% for U.S. Equity). The fees charged by the funds are lower than these fees. These results are not intended to predict or suggest the returns that might be experienced by the funds or an individual investing in the funds. Investors should also be aware that use of a methodology different from that used below to calculate investment results could result in different investment results data.

1 GIPS is a set of standards promulgated by the Chartered Financial Analyst Institute, a global non-profit membership and education organization that, among other things, has formulated a set of investment results presentation standards for investment advisers. The GIPS presentation standards are intended to promote full and fair presentations by investment advisers of their investment results, and ensure uniformity in reporting so that investment results of investment advisers are directly comparable.

Capital Group Private Client Services Global Equity Composite
Historical returns

Year ending December 31	Separately managed accounts – net returns	MSCI World Index
2010	11.03%	11.76%
2009	32.10	29.99
2008	–37.05	–40.71
2007	10.25	9.04
2006	18.46	20.07
2005	11.47	9.49
2004	14.13	14.72
2003	34.07	33.11
2002	–17.90	–19.89
2001	–7.89	–16.82

Average annual total returns

For periods ended December 31, 2010

	Separately managed accounts – net returns	MSCI World Index
One year	11.03%	11.76%
Five years	3.81	2.43
10 years	4.52	2.31

Capital Group Private Client Services Non-U.S. Equity Composite

Historical returns

Year ending December 31	Separately managed accounts – net returns	MSCI EAFE Index
2010	12.61%	7.75%
2009	33.17	31.78
2008	–38.91	–43.38
2007	14.39	11.17
2006	22.66	26.34
2005	14.87	13.54
2004	15.71	20.25
2003	31.97	38.59
2002	–10.20	–15.94
2001	–13.68	–21.44

Average annual total returns

For periods ended December 31, 2010

	Separately managed accounts – net returns	MSCI EAFE Index
One year	12.61%	7.75%
Five years	5.15	2.46
10 years	5.74	3.50

Capital Group Private Client Services U.S. Equity Composite

Historical returns

Year ending December 31	Separately managed accounts – net returns	S&P 500 Index
2010	11.46%	15.06%
2009	26.78	26.46
2008	–33.01	–36.99
2007	6.24	5.49
2006	12.97	15.78
2005	8.49	4.91
2004	11.47	10.87
2003	28.87	28.67
2002	–20.87	–22.09
2001	– 4.83	–11.88

Average annual total returns

For periods ended December 31, 2010

	Separately managed accounts – net returns	S&P 500 Index
One year	11.46%	15.06%
Five years	2.59	2.29
10 years	2.92	1.41

Comparative indexes The composite investment results in this prospectus show how the average annual total returns of the composites compare with various broad measures of market results. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed market country indexes, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market results, excluding the United States and Canada. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Management and organization
Investment adviser Capital Guardian Trust Company (“CGTC”), an experienced investment management organization founded in 1968, serves as investment adviser to the fund and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. and is located at 6455 Irvine Center Drive, Irvine, California 92618 and 333 South Hope Street, Los Angeles, California 90071. CGTC manages the investment portfolios and business affairs of the fund through its Capital Group Private Client Services division. Capital Group Private Client Services was founded in 1974 to manage the assets of high net worth individuals and families, as well as foundations, endowments and other nonprofit organizations.

The management fees for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund are based on the daily net assets of the funds.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, the adviser receives a unified management fee based on a percentage of the daily net assets of shares of the funds. Out of the funds’ unified management fees the adviser pays all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by the adviser from the unified management fee are paid by the funds.

A portion of the fund’s management fee may be paid by the fund’s adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the adviser.

A discussion regarding the basis for approval of the Investment Advisory and Service Agreement for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders dated April 30, 2010. A similar discussion is included in the semi-annual report dated April 30, 2011, for Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund.

The statement of additional information contains more detailed information on the fund’s management fee.

Multiple portfolio manager system Capital Group Private Client Services (“CGPCS”), a division of Capital Guardian Trust Company, uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, CGTC’s investment analysts may make decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CGPCS. The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Neil L. Langberg	Investment professional for 34 years, all with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a municipal bond portfolio manager
Capital Core Municipal Fund		2 years (since the fund’s inception)
Capital Short-Term Municipal Fund		2 years (since the fund’s inception)
John R. Queen	Investment professional for 20 years in total; 8 with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager
Capital Core Municipal Fund		2 years (since the fund’s inception)
Capital Short-Term Municipal Fund		2 years (since the fund’s inception)
Capital California Core Municipal Fund		2 years (since the fund’s inception)
Capital California Short-Term Municipal Fund		2 years (since the fund’s inception)
Capital Core Bond Fund		2 years (since the fund’s inception)

Portfolio manager	Investment experience	Experience in this fund	Role in management of the funds
Karl J. Zeile	Investment professional for 21 years in total; 12 with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a municipal bond portfolio manager
Capital California Core Municipal Fund		2 years (since the fund’s inception)
Capital California Short-Term Municipal Fund		2 years (since the fund’s inception)
David A. Hoag	Investment professional for 24 years in total; 20 with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as a fixed-income portfolio manager
Capital Core Bond Fund		2 years (since the fund’s inception)
Gerald Du Manoir	Investment professional for 22 years in total; 21 with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Global Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Capital Non-U.S. Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Todd S. James	Investment professional for 26 years, all with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Global Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Capital Non-U.S. Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Capital U.S. Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Shelby Notkin	Investment professional for 47 years in total; 18 with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Global Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Capital Non-U.S. Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Capital U.S. Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Theodore R. Samuels	Investment professional for 32 years in total; 30 with the Capital Group Private Client Services division of CGTC or its affiliates		Serves as an equity portfolio manager
Capital Global Equity Fund		Less than 1 year (since the fund’s inception, April 2011)
Capital U.S. Equity Fund		Less than 1 year (since the fund’s inception, April 2011)

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Purchase, exchange and sale of shares
Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

Capital Guardian Trust Company and/or State Street Bank and Trust Company, the fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, Capital Guardian Trust Company may not be able to open your account. If Capital Guardian Trust Company is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Valuing shares The net asset value of the fund is the value of a single share of that fund. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund’s officers. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after Capital Group Private Client Services receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, a division of Capital Guardian Trust Company. Certain investors who are not clients of Capital Group Private Client Services may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their Capital Group Private Client Services investment counselor or call 800-421-4996. Alternatively, you may contact the fund’s transfer agent at 877-783-1317 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Purchase minimums and maximums The purchase minimums described in this prospectus may be waived in certain cases.

Exchange Generally, you may exchange your shares for shares of another fund in the Capital Private Client Services Funds. Investors who wish to exchange shares should contact their Capital Group Private Client Services investment counselor or call 800-421-4996. Alternatively, you may contact the fund’s transfer agent at 877-783-1317 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

How to sell shares
Investors who wish to sell shares should contact their Capital Group Private Client Services investment counselor or call 800-421-4996. Alternatively, you may contact the fund’s transfer agent at 877-783-1317 to sell shares.

A signature guarantee is required if the redemption is:

•	more than $75,000;

•	made payable to someone other than the registered shareholder(s); or

•	sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

The signature guarantee requirement may be waived if your Capital Group Private Client Services investment counselor determines it is appropriate.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption. If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Capital Group Private Client Services and the fund’s transfer agent reserve the right to require a signature guarantee(s) on any redemption. Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

While payment of redemptions normally will be in cash, the fund’s agreement and declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the fund under conditions and circumstances determined by the fund’s board of trustees.

Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, Capital Guardian Trust Company (“CGTC”), any of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that CGTC or the fund’s transfer agent employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, CGTC and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors have determined could involve actual or potential harm to the fund, may be rejected.

The fund maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. The fund also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations and systematic redemptions and purchases. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where the fund determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the right of the fund and American Funds Distributors to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how other potentially abusive trading activity in the fund may be addressed.

Distributions and taxes
Dividends and distributions Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund declare monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital U.S. Equity Fund intends to distribute quarterly dividends, usually in March, June, September and December.

Capital Global Equity Fund and Capital Non-U.S. Equity Fund intend to distribute annual dividends, usually in December.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or other Capital Private Client Services Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions

Capital Core Municipal Fund

Capital Short-Term Municipal Fund

Capital California Core Municipal Fund

Capital California Short-Term Municipal Fund

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, a fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund anticipate that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Capital Core Bond Fund

Capital Global Equity Fund

Capital Non-U.S. Equity Fund

Capital U.S. Equity Fund

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement account do not result in federal or state income tax at the time of reinvestment.

Applicable to all funds

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

Fund expenses
In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund include custodial, legal, transfer agent and various other expenses.

Financial highlights
The Financial Highlights tables are intended to help you understand each fund’s results for the period shown. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). Where indicated, figures in the tables reflect the impact, if any, of certain reimbursements from Capital Guardian Trust Company. For more information about these reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by Deloitte & Touche LLP, whose current report, along with each fund’s financial statements, is included in the statement of additional information, which is available upon request .

Capital Core Municipal Fund

Financial highlights1 (for a share outstanding throughout each year)
	For the year ended
	10/31/11	10/31/102
Selected per share data:
Net asset value, beginning of year	$10.27	$10.00
Income from investment operations:
Net investment income3	0.21	0.10
Net realized and unrealized gains on securities	0.04	0.26
Total from investment operations	0.25	0.36
Dividends and distributions:
Dividends from net investment income	(0.21)	(0.09)
Distributions from capital gain	(0.02)	—4
Total dividends and distributions	(0.23)	(0.09)
Net asset value, end of year	$10.29	$10.27
Total return5	2.56%	3.63%
Net assets, end of year (in millions)	$250	$269
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.42%	0.43%6
Ratio of expenses to average net assets after reimbursement5	0.40%	0.40%6
Ratio of net investment income to average net assets5	2.10%	1.81%6
Portfolio turnover rate	19%	25%7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

Capital Short-Term Municipal Fund

Financial highlights1 (for a share outstanding throughout each year)
	For the year ended
	10/31/11	10/31/102
Selected per share data:
Net asset value, beginning of year	$10.17	$10.00
Income from investment operations:
Net investment income3	0.11	0.05
Net realized and unrealized gains on securities	0.02	0.17
Total from investment operations	0.13	0.22
Dividends and distributions:
Dividends from net investment income	(0.10)	(0.05)
Distributions from capital gain	(0.01)	—4
Total dividends and distributions	(0.11)	(0.05)
Net asset value, end of year	$10.19	$10.17
Total return5	1.33%	2.17%
Net assets, end of year (in millions)	$138	$89
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.46%	0.48%6
Ratio of expenses to average net assets after reimbursement5	0.40%	0.40%6
Ratio of net investment income to average net assets5	1.04%	0.94%6
Portfolio turnover rate	15%	36%7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

Capital California Core Municipal Fund

Financial highlights1 (for a share outstanding throughout each year)
	For the year ended
	10/31/11	10/31/102
Selected per share data:
Net asset value, beginning of year	$10.19	$10.00
Income from investment operations:
Net investment income3	0.20	0.08
Net realized and unrealized gains on securities	0.06	0.18
Total from investment operations	0.26	0.26
Dividends and distributions:
Dividends from net investment income	(0.20)	(0.07)
Distributions from capital gain	—4	—4
Total dividends and distributions	(0.20)	(0.07)
Net asset value, end of year	$10.25	$10.19
Total return5	2.61%	2.61%
Net assets, end of year (in millions)	$158	$169
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.42%	0.45%6
Ratio of expenses to average net assets after reimbursement5	0.40%	0.40%6
Ratio of net investment income to average net assets5	1.98%	1.41%6
Portfolio turnover rate	24%	13%7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

Capital California Short-Term Municipal Fund

Financial highlights1 (for a share outstanding throughout each year)
	For the year ended
	10/31/11	10/31/102
Selected per share data:
Net asset value, beginning of year	$10.13	$10.00
Income from investment operations:
Net investment income3	0.08	0.04
Net realized and unrealized gains on securities	(0.01)	0.13
Total from investment operations	0.07	0.17
Dividends and distributions:
Dividends from net investment income	(0.08)	(0.04)
Distributions from capital gain	—	—
Total dividends and distributions	(0.08)	(0.04)
Net asset value, end of year	$10.12	$10.13
Total return4	0.72%	1.67%
Net assets, end of year (in millions)	$77	$51
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.49%	0.55%5
Ratio of expenses to average net assets after reimbursement4	0.40%	0.40%5
Ratio of net investment income to average net assets4	0.83%	0.79%5
Portfolio turnover rate	20%	35%6

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

Capital Core Bond Fund

Financial highlights1 (for a share outstanding throughout each year)
	For the year ended
	10/31/11	10/31/102
Selected per share data:
Net asset value, beginning of year	$10.45	$10.00
Income from investment operations:
Net investment income3	0.19	0.09
Net realized and unrealized gains on securities	0.09	0.46
Total from investment operations	0.28	0.55
Dividends and distributions:
Dividends from net investment income	(0.20)	(0.09)
Distributions from capital gain	(0.13)	(0.01)
Total dividends and distributions	(0.33)	(0.10)
Net asset value, end of year	$10.40	$10.45
Total return4	2.80%	5.52%
Net assets, end of year (in millions)	$280	$230
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.42%	0.44%5
Ratio of expenses to average net assets after reimbursement4	0.40%	0.40%5
Ratio of net investment income to average net assets4	1.82%	1.65%5
Portfolio turnover rate	118%	123%6

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

Capital Global Equity Fund

Financial highlights1 (for a share outstanding throughout each year)
For the year ended2
10/31/11
Selected per share data:
Net asset value, beginning of year	$10.00
Income from investment operations:
Net investment income3	0.05
Net realized and unrealized gains on securities	(0.87)
Total from investment operations	(0.82)
Dividends and distributions:
Dividends from net investment income	—
Distributions from capital gain	—
Total dividends and distributions	—
Net asset value, end of year	$9.18
Total return4	(8.20)%
Net assets, end of year (in millions)	$125
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement5	0.87%
Ratio of expenses to average net assets after reimbursement4,5	0.85%
Ratio of net investment income to average net assets4,5	0.94%
Portfolio turnover rate6	15%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The fund commenced operations on April 1, 2011.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

Capital Non-U.S. Equity Fund

Financial highlights1 (for a share outstanding throughout each year)
For the year ended2
10/31/11
Selected per share data:
Net asset value, beginning of year	$10.00
Income from investment operations:
Net investment income3	0.07
Net realized and unrealized gains on securities	(0.99)
Total from investment operations	(0.92)
Dividends and distributions:
Dividends from net investment income	—
Distributions from capital gain	—
Total dividends and distributions	—
Net asset value, end of year	$9.08
Total return4	(9.20)%
Net assets, end of year (in millions)	$50
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement5	0.89%
Ratio of expenses to average net assets after reimbursement4,5	0.85%
Ratio of net investment income to average net assets4,5	1.32%
Portfolio turnover rate6	20%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The fund commenced operations on April 1, 2011.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

Capital U.S. Equity Fund

Financial highlights1 (for a share outstanding throughout each year)
	For the year ended 10/31/112	For the eight months ended 3/31/11	For the year ended
			7/31/10	7/31/09	7/31/08	7/31/07
Selected per share data:
Net asset value, beginning of year	$15.33	$13.09	$11.78	$14.24	$16.14	$14.86
Income from investment operations:
Net investment income3	0.10	0.16	0.22	0.24	0.26	0.29
Net realized and unrealized gains on securities	(1.02)	2.28	1.30	(2.44)	(1.48)	2.03
Total from investment operations	(0.92)	2.44	1.52	(2.20)	(1.22)	2.32
Dividends and distributions:
Dividends from net investment income	(0.09)	(0.20)	(0.21)	(0.26)	(0.30)	(0.27)
Distributions from capital gain	—	—	—	—	(0.38)	(0.77)
Total dividends and distributions	(0.09)	(0.20)	(0.21)	(0.26)	(0.68)	(1.04)
Net asset value, end of year	$14.32	$15.33	$13.09	$11.78	$14.24	$16.14
Total return4	(6.42)%	18.72%	12.91%	(15.29)%	(7.95)%	16.02%
Net assets, end of year (in millions)	$74	$86	$75	$79	$108	$119
Ratios/supplemental data
Ratio of expenses to average net assets before reimbursement	0.67%5	1.04%5	0.79%	0.74%	0.67%	0.69%
Ratio of expenses to average net assets after reimbursement4	0.65%5	0.75%5	0.75%	0.71%	0.62%	0.64%
Ratio of net investment income to average net assets4	1.13%5	1.67%5	1.72%	2.12%	1.67%	1.81%
Portfolio turnover rate	82%6	7%6	22%	39%	21%	24%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	Endowments – Growth and Income Portfolio was reorganized into the Capital U.S. Equity Fund at the close of business, effective April 1, 2011.
3	Based on average shares outstanding.
4	Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company.
5	Annualized.
6	Not annualized for periods less than one year.

More information about the funds
For shareholder services	800/421-4996
Fund website	capitalpcsfunds.com

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s reports (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

For a complimentary copy of the current SAI, codes of ethics, or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please visit capitalpcsfunds.com, call 800-421-4996 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

Investment Company File No. 811-22349

Capital Private Client Services Funds (the “trust”)

Part B

Statement of Additional Information

January 1, 2012

(as supplemented March 21, 2012)

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund (collectively the “Municipal Bond Funds”), Capital Core Bond Fund (the “Core Bond Fund”), and Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund (collectively the “Equity Funds”)  (each of the Municipal Bond Funds, the Core Bond Fund and the Equity Funds a “fund” and collectively the “funds”) dated January 1, 2012, as supplemented March 21, 2012. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your Capital Group Private Client Services® investment counselor or by writing to the fund at the following address:

Capital Private Client Services Funds
Attention: Secretary
6455 Irvine Center Drive
Irvine, California 92618

Capital Core Municipal Fund	CCMPX
Capital Short-Term Municipal Fund	CSTMX
Capital California Core Municipal Fund	CCCMX
Capital California Short-Term Municipal Fund	CCSTX
Capital Core Bond Fund	CCBPX
Capital Global Equity Fund	CGLOX
Capital Non-U.S. Equity Fund	CNUSX
Capital U.S. Equity Fund	CUSEX

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Capital Core Municipal Fund

•	The fund will invest primarily in intermediate maturity municipal bonds.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Ratings Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs or that are unrated but determined by the fund’s adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital Short-Term Municipal Fund

•	The fund will invest primarily in short-term municipal bonds.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to the federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of AA- or Aa3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in municipal bonds in the rating categories of A- or A3 by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be no greater than three years.

Capital California Core Municipal Fund

•	The fund will invest primarily in intermediate maturity municipal bonds issued by the state of California, its agencies and municipalities.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs or unrated but determined by the fund’s adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Capital California Short-Term Municipal Fund

•	The fund will invest primarily in short-term municipal bonds issued by the state of California, its agencies and municipalities.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio will be no greater than three years.

Capital Core Bond Fund

•	The fund will invest primarily in intermediate term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages and other assets.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
The fund primarily invests in debt securities with quality ratings of A- or A3 or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.

•
The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser, including money market instruments or cash equivalents.

•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

Municipal Bond Funds and Core Bond Fund

•
In determining the quality rating of a particular bond, the fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

Capital Global Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers around the world that the investment adviser believes have the potential for growth.

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities.

•
The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States (at least 40% of its net assets – unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets). The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital Non-U.S. Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of issuers outside of the United States that the investment adviser believes have the potential for growth.

•
Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers based outside the United States.

•	The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

Capital U.S. Equity Fund

•	The fund invests primarily in common stocks, or securities convertible into common stocks, of U.S. issuers that the investment adviser believes have the potential for growth.

•	Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets in securities of issuers in the United States.

•	Investments may include U.S. registered securities of issuers outside of the United States such as American Depository Receipts.

*     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Applicable to all funds

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates which are not fixed, but vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Changes in the value of the fund’s portfolio securities will not necessarily affect the income derived from these securities, but may affect the fund’s net asset value.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a portfolio accordingly, keeping in mind the fund’s objectives.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited. The Municipal Bond Funds do not currently intend to engage in this investment practice over the next 12 months.

Cash and cash equivalents — The Municipal Bond Funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less); (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less); (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less; (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors, and; (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

The Core Bond Fund and the Equity Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Maturity — The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid.

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Commonwealth obligations — The fund may invest in obligations of the Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the fund’s holdings in such obligations.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances, and; (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund’s board of trustees.

Concentration of investments — The fund may invest more than 25% of its assets in industrial development bonds. Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital California Core Municipal Fund and Capital California Short–Term Municipal Fund, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund

Risk factors relating to California debt obligations — Because the fund invests primarily in securities issued by the State of California (the “State”), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of State related bonds, could have an adverse impact on the financial condition of the State, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State’s economy.

California’s economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the State level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the State’s credit rating, make it more expensive for the State to borrow money, and impact municipal issuers’ ability to pay their obligations. For example, various rating agencies have recently downgraded their ratings of various bonds related to the State due to the State’s liquidity problems and delay in adopting budget and cash solutions, and each of these ratings agencies has placed the State on watch for further possible downgrades. California currently has one of the lowest credit ratings of any state, and therefore may pay higher interest rates than other states when issuing general obligation bonds. Among other things, future action by the rating agencies will depend on whether the State is able to address liquidity, budgetary and other fiscal issues and whether any improvements provide long-term solutions.

California is the most populous state in the nation with a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the State’s significant industries are sensitive to economic disruptions in their export markets. The State’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

As of the date of this statement of additional information, the State of California is in the midst of a severe economic recession. Falling home prices and consumer spending, reduced credit availability, decreasing investment values and growing job losses, among other factors, have weighed heavily on the State economy since 2008. The current fiscal problems facing California are exacerbated by a national recession and ongoing turmoil in the global financial and credit markets. Fiscal and policy analysts predict that the State will likely lag the national economy out of recession, and negative fiscal impacts for state and local governments could extend for several years.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including State related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the State or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Capital Core Bond Fund

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan

 Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The fund has no current intention of investing in inflation index bonds issued by corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Investing outside the U.S. — The fund may only invest in securities outside the U.S. that are U.S. dollar-denominated and are in the four highest rating categories. Accordingly, the risks described below are substantially lessened.

Investing outside the United States involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of the fund’s investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers an emerging market country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of emerging markets countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in emerging market countries only to a limited extent.

Capital Global Equity Fund
Capital Non-U.S. Equity Fund
Capital U.S. Equity Fund

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Warrants and rights — The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers an emerging market country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, emerging markets may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of emerging markets may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The fund has no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

*     *     *     *     *     *

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

*     *     *     *     *     *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

Fund	Fiscal year	Portfolio turnover rate
Capital Core Municipal Fund	2011	19%
	2010	25
Capital Short-Term Municipal Fund	2011	15
	2010	36
Capital California Core Municipal Fund	2011	24
	2010	13
Capital California Short-Term Municipal Fund	2011	20
	2010	35
Capital Core Bond Fund	2011	118
	2010	123
Capital Global Equity Fund	2011	151
	2010	N/A
Capital Non-U.S. Equity Fund	2011	201
	2010	N/A
Capital U.S. Equity Fund	2011	821
	2010	222

1 Not annualized for periods of less than one year.
2 Turnover rate for Endowments – Growth and Income Portfolio which was reorganized into Capital U.S. Equity Fund at the close of business, effective April 1, 2011.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.Borrow money;

b.Issue senior securities;

c.Underwrite the securities of other issuers;

d.Purchase or sell real estate or commodities;

e.Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2.The Municipal Bond Funds will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.The fund may not invest in companies for the purpose of exercising control or management.

Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, the fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the fund does not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 2, each of the Municipal Bond Funds will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

 Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Richard G. Capen, Jr., 77 Trustee (2009)	Corporate director and author	8	Capital Emerging Markets Total Opportunities Fund Former director of 16 American Funds portfolios; former director of Carnival Corporation	• Service as chief executive officer, Miami Herald • Senior management experience, Miami Herald • Former U.S. Ambassador to Spain
H. Frederick Christie, 78 Trustee (2009)	Private investor	8
Capital Emerging Markets Total Opportunities Fund
DineEquity, Inc.; Ducommun Incorporated

Former director of 45 American Funds portfolios; former director of Valero; former director of SouthWest Water Company; former director of AECOM Technology Corporation

• Service as chief executive officer and chief financial officer for The Mission Group and affiliates

• Senior  corporate management experience

• Service on trustee board of charitable organization

• M.B.A.

Martin Fenton, 76 (2009)	Chairman, Senior Resource Group LLC (development and management of senior living communities)	8	Capital Emerging Markets Total Opportunities Fund Former director of 47 American Funds portfolios	• Service as chief executive officer of multiple companies
Richard G. Newman, 77 Trustee (2009)	Non-Executive Chairman and Consultant, AECOM Technology Corporation (global engineering, consulting and professional technical services)	8	Capital Emerging Markets Total Opportunities Fund Former director of 15 American Funds portfolios; former director of Sempra Energy; former director of SouthWest Water Company	• Service as chief executive officer for multiple international companies • Experience as an engineer • M.S., civil engineering • Experience in global mergers and acquisitions

 “Interested” trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a director/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
Paul F. Roye, 58 Chairman of the Board (2009)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company*; Director, American Funds Service Company*	8	Capital Emerging Markets Total Opportunities Fund

Other officers

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
John B. Emerson, 58 President (2010)
Senior Vice President and Director, Capital Guardian Trust Company; Chairman of the Board and President, Capital Guardian Trust Company, a Nevada Corporation*; President – Capital Group Private Client Services, Capital Guardian Trust Company

Shelby Notkin, 70 Senior Vice President (2010)
Senior Vice President, Capital Guardian Trust Company, Chairman of the Board – Capital Group Private Client Services, Capital Guardian Trust Company, Director, Capital Guardian Trust Company, a Nevada Corporation*

John R. Queen, 46 Senior Vice President (2009)	Vice President, Capital Guardian Trust Company; Senior Vice President – Capital Group Private Client Services, Capital Guardian Trust Company
Timothy W. McHale, 34 Vice President (2009)	Counsel – Fund Business Management Group, Capital Research and Management Company*; Secretary, American Funds Distributors, Inc.*
Kevin M. Saks, 39 Treasurer (2009)
Vice President, Capital Guardian Trust Company; Senior Vice President – Capital Group Private Client Services, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation*

Courtney R. Taylor, 37 Secretary (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company*

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan R. Sunga, 56 Assistant Treasurer (2011)
Vice President, Capital Guardian Trust Company; Senior Manager – Capital Group Private Client Services, Capital Guardian Trust Company; Tax Officer – Capital Guardian Trust Company, a Nevada Corporation*

*Company affiliated with Capital Guardian Trust Company.

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Private Client Services Funds.

4This includes all directorships (other than Capital Private Client Services Funds) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.

5“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2011:

Name	Dollar range1 of fund shares owned	Aggregate dollar range 1of shares owned in all funds in Family of Funds overseen by trustee	Aggregate dollar range1 of shares owned in Capital Private Client Services Funds and American Funds2
“Independent” trustees
Richard G. Capen, Jr.	Over $100,000	Over $100,000	Over $100,000
H. Frederick Christie	Over $100,000	Over $100,000	Over $100,000
Martin Fenton	$10,001–$50,000	$10,001–$50,000	Over $100,000
Richard G. Newman	Over $100,000	Over $100,000	Over $100,000

Name	Dollar range1 of fund shares owned	Aggregate dollar range1 of shares owned in all funds in Family of Funds overseen by trustee	Aggregate dollar range1 of shares owned in Capital Private Client Services Funds and American Funds2
“Interested” trustees
Paul F. Roye	Over $100,000	Over $100,000	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

2Mr. Capen, Mr. Christie, Mr. Fenton and Mr. Newman formerly served as directors of certain of the American Funds which are managed by an affiliate of Capital Guardian Trust Company.

Trustee compensation — No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The trust pays each independent trustee an annual fee of $20,000. No pension or retirement benefits are accrued as part of fund expenses.

Trustee compensation earned during the fiscal year ended October 31, 2011:

Name	Aggregate compensation from the trust	Total compensation from all funds managed by Capital Guardian Trust Company or its affiliates*
Richard G. Capen, Jr.	$19,583	$33,583
H. Frederick Christie	18,542	44,375
Martin Fenton	18,542	241,008
Richard G. Newman	18,542	35,542

*Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

As of March 1, 2012, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Trust organization and the board of trustees — The trust, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the trust’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the trust. Independent board members are paid certain fees for services rendered to the trust as described above.

The trust has five funds and one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the trust will hold a meeting at which any member of the board could be removed by a majority vote.

The trust’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the trust. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an “interested person” of the trust within the meaning of the 1940 Act. The trustees have determined that an interested chair is appropriate and benefits shareholders because an interested chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent trustees exercise their informed business judgment to appoint an individual of their choosing to serve as chair, regardless of whether the trustee happens to be independent or a member of management. The independent trustees have determined that they can act independently and effectively without having an independent trustee serve as chair and that key structural components for assuring that they are in a position to do so is for the independent trustees to constitute a substantial majority of the board and to have board committees that consist solely of independent trustees. The chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, facilitating communication with committee chairs and serving as the principal contact for fund management and independent fund counsel. The board does not have a lead independent trustee.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the fund’s service providers’ operations, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The trust has an audit committee comprised of the Independent Trustees. The committee provides oversight regarding the trust’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the trust’s principal service providers. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees. The audit committee held two meetings during the 2011 fiscal year.

The trust has a contracts committee comprised of the Independent Trustees. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the trust and its investment adviser and other service providers, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Transfer Agency and Service Agreement.

The trust has a nominating committee comprised of the Independent Trustees. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the trust, addressed to the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held one meeting during the 2011 fiscal year.

Proxy voting procedures and principles — The investment adviser votes the proxies of securities held by the fund according to the investment adviser’s proxy voting policy and procedures (as stated below), which have been adopted by the board.

Information relating to how the fund voted proxies relating to portfolio securities during the twelve month period ending June 30 of each year will be available on or about September 1 of each year (i) without charge, upon request, by calling 800-421-4996 or (ii) on the SEC’s website at www.sec.gov.

Policy — The investment adviser, a U.S. based investment adviser, provides investment management services to clients including institutional retirement plans and U.S and non-U.S. investment funds. The investment adviser considers proxy voting an important part of those management services, and seeks to vote all proxies of securities held in client accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of the investment adviser’s clients.

Fiduciary responsibility and long-term shareholder value — The investment adviser’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, the investment adviser considers those factors which would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, the investment adviser votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

The investment adviser believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and the investment adviser’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day-to-day operations, the investment adviser believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, the investment adviser votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. The investment adviser also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

Special review — From time to time the investment adviser may vote a) on proxies of portfolio companies that are also clients of the investment adviser or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited the investment adviser or its affiliates to support a particular position. When voting these proxies, the investment adviser analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The investment adviser’s Special Review Committee reviews certain of these proxy decisions for any improper influences on the decision-making process and takes appropriate action, if necessary.

Procedures

Proxy review process — Associates on the proxy voting team are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies. The proxy voting team reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items. All other items are voted in accordance with the decision of the analyst, the portfolio investment advisers, the appropriate proxy voting committee or the full investment committee(s) depending on the parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of the investment adviser’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

The investment adviser seeks to vote all of its clients’ proxies. In certain circumstances, the investment adviser may decide not to vote a proxy because the costs of voting outweighs the benefits to its clients (e.g., when voting could lead to share blocking where the investment adviser wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to the investment adviser to vote and therefore are not voted.

Proxy voting guidelines — The investment adviser has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

The investment adviser’s general position related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues is reflected below.

Corporate governance — The investment adviser supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

Capital structure — The investment adviser generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

Stock-related compensation plans — The investment adviser supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, the investment adviser considers, among other things, the following information to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, the investment adviser supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

Corporate social responsibility — The investment adviser votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.

Special review procedures — If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue. Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc., are deemed to be “Interested Clients.” Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of the investment adviser’s clients.

Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from the investment adviser’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department. Any other proxy may be referred to the SRC if facts or circumstances warrant further review.

In cases where the investment adviser has discretion to vote proxies for shares issued by an affiliated mutual fund, the investment adviser will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom the investment adviser does not have discretion to vote proxies.

The investment adviser’s proxy voting record — Upon client request, the investment adviser will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which the investment adviser has proxy voting authority.

Annual assessment — The investment adviser will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on March 1, 2012. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Fund	Ownership	Ownership percentage
Capital Group Private Client Services Account #1 6455 Irvine Center Drive, Irvine, CA 92618	Capital California Short-Term Municipal Fund	Record	36.05%
Capital Group Private Client Services Account #2 6455 Irvine Center Drive, Irvine, CA 92618	Capital California Short-Term Municipal Fund	Record	8.00%
Capital Group Private Client Services Account #3 6455 Irvine Center Drive, Irvine, CA 92618	Capital Short-Term Municipal Fund	Record	8.81%
Capital Group Private Client Services Account #4 6455 Irvine Center Drive, Irvine, CA 92618	Capital Short-Term Municipal Fund	Record	6.66%
Capital Group Private Client Services Account #5 6455 Irvine Center Drive, Irvine, CA 92618	Capital Short-Term Municipal Fund	Record	6.36%
Capital Group Private Client Services Account #6 6455 Irvine Center Drive, Irvine, CA 92618	Capital Global Equity Fund	Record	11.83%
Capital Group Private Client Services Account #7 6455 Irvine Center Drive, Irvine, CA 92618	Capital Global Equity Fund	Record	5.23%
Capital Group Private Client Services Account #8 6455 Irvine Center Drive, Irvine, CA 92618	Capital Non-US Equity Fund	Record	8.09%
Capital Group Private Client Services Account #9 6455 Irvine Center Drive, Irvine, CA 92618	Capital Non-US Equity Fund	Record	7.53%
Capital Group International Inc	Capital Non-US Equity Fund	Record	40.66%
Capital Group Private Client Services Account #10 6455 Irvine Center Drive, Irvine, CA 92618	Capital US Equity Fund	Record	8.31%

Investment adviser — Capital Guardian Trust Company, the fund’s investment adviser, maintains research facilities in the United States (Los Angeles, San Francisco, New York, and Washington D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of Capital Group International, Inc., a holding company for several investment management subsidiaries.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets.

Portfolio managers and investment analysts are paid competitive salaries by Capital Guardian Trust Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Guardian Trust Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus:

Capital Core Municipal Fund – Barclays Capital Municipal Intermediate-Short (1-10 Year) Index and Lipper Intermediate Municipal Debt Funds Average;

Capital Short-Term Municipal Fund -- Barclays Capital Municipal Short (1-5 Year) Index and Lipper Short Municipal Debt Funds Average;

Capital California Core Municipal Fund –Barclays Capital California Intermediate-Short (1-10 Years) Index and Lipper California Intermediate Municipal Debt Funds Average;

Capital California Short-Term Municipal Fund – Barclays Capital California Short Index and Lipper California Short-Intermediate Municipal Debt Funds Average;

Capital Core Bond Fund – Barclay’s Capital U.S. Government/Credit 1-10 years ex. BBB Index, Lipper Short-Intermediate Investment Grade Debt Funds Average; and Lipper Short-Intermediate U.S. Government Funds Average;

Capital Global Equity Fund – MSCI World Index; Lipper Global Funds Index; a median of a customized Global Developed Equity Competitive Universe compiled from eVestment Alliance; MSCI EAFE Index; a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index;

Capital Non-U.S. Equity Fund – MSCI EAFE Index; and a median of a customized Non-U.S. Developed Equity Competitive Universe compiled from eVestment Alliance; and

Capital U.S. Equity Fund – S&P 500 Index; a median of a customized U.S. Equity Competitive Universe compiled from eVestment Alliance; and Lipper Growth and Income Funds Index.

From time to time, the fund’s investment adviser may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Guardian Trust Company or its affiliates.

The following table reflects information as of October 31, 2011:

Portfolio manager	Dollar range of fund shares owned1	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)2		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)3		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)4
Neil L. Langberg	None	5	$15.3	None		None
John R. Queen	$100,001 – $500,000	3	$4.5	None		231	$4.98
Karl J. Zeile	None	4	$12.2	None		None
David A. Hoag	None	5	$130.7	None		None
Gerald Du Manoir	None	4	$1.0	8	$5.52	5995	$22.75
Todd S. James	None	4	$0.9	2	$0.28	1,305 6	$24.85
Shelby Notkin	None	2	$0.1	None		1,255	$12.48
Theodore R. Samuels	None	5	$0.7	5	$0.55	11687	$15.00

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2Indicates fund(s) where the portfolio manager also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

3Represents funds advised or sub-advised by Capital Guardian Trust Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Guardian Trust Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

4Reflects other professionally managed accounts held at companies affiliated with Capital Guardian Trust Company. Personal brokerage accounts of portfolio managers and their families are not reflected. Assets noted are the total net assets of the accounts and are not the total assets managed by the individual, which is a substantially lower amount.

5The advisory fee of four of these accounts (representing $1.4 billion in total assets) is based partially on its investment results.

6The advisory fee of three of these accounts (representing $4.1 billion in total assets) is based partially on its investment results.

7The advisory fee of one of these accounts (representing $0.5 billion in total assets) is based partially on its investment results.

Investment Advisory and Service Agreement Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the trust and the investment adviser will continue in effect until March 31, 2012, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the fund’s offices.

The Municipal Bond Funds and the Core Bond Fund pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance and redemption of fund shares ( registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees (including legal counsel fees); association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data. The Equity Funds pay brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. All other fees for the Equity Funds are paid by the investment adviser out of its management fee.

The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Capital Core Municipal Fund	0.35%
Capital Short-Term Municipal Fund	0.35%
Capital California Core Municipal Fund	0.35%
Capital California Short-Term Municipal Fund	0.35%
Capital Core Bond Fund	0.35%
Capital Global Equity Fund	0.85%
Capital Non-U.S. Equity Fund	0.85%
Capital U.S. Equity Fund	0.65%

For the fiscal years ended October 31, 2011 and 2010, the investment adviser was entitled to receive from the funds the following management fees:

Capital Core Municipal Fund	2011	$868,000
	2010	436,000
Capital Short Term Municipal Fund	2011	440,000
	2010	144,000
Capital California Core Municipal Fund	2011	526,000
	2010	272,000
Capital California Short-Term Municipal Fund	2011	216,000
	2010	73,000
Capital Core Bond Fund	2011	896,000
	2010	398,000
Capital Global Equity Fund	2011	382,000
	2010	N/A
Capital Non-U.S. Equity Fund	2011	194,000
	2010	N/A
Capital U.S. Equity Fund	2011	300,000
	2010	N/A

Principal Underwriter — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of each fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251 and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

Execution of portfolio transactions

When executing portfolio transactions on behalf of its clients, the investment adviser seeks the most favorable total price reasonably attainable under the circumstances, taking into account a variety of factors (“best execution”). These factors include the size and type of transaction, the nature and condition of the markets for the security, the likely speed of execution, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity, the potential for minimizing market impact and the amount of any commission or other execution costs. The investment adviser considers and weighs these factors in its judgment when selecting broker-dealers and execution venues for client portfolio transactions. When placing orders for execution of clients’ portfolio transactions, the investment adviser does not give any consideration to whether a broker-dealer has sold shares of investment companies advised or sub-advised by it or its affiliates, or has otherwise referred clients to the investment adviser or its affiliates.

Purchases and sales of fixed-income securities are generally made with a primary market-maker acting as a principal with no stated brokerage commission. Prices for fixed income securities in secondary market transactions usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities. The prices for fixed-income securities purchased in primary market transactions, such as public offerings, new fixed-income issues, secondary offerings and private placements, may include underwriting fees.

For transactions on which commission is payable, the investment adviser negotiates commission rates with brokers based on what the investment adviser believes is reasonably necessary to obtain best execution. These rates vary based on the nature of the transaction, the market in which the security is traded and the venue chosen for trading, among other factors. The investment adviser does not consider itself obligated to obtain the lowest available commission rate if other execution costs and elements of best execution could suffer, and accordingly the commission rates paid by its clients may not be the lowest available in the marketplace.

Brokerage commissions are only a small part of the total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs. The investment adviser may execute portfolio transactions with broker-dealers who provide certain investment research and other related services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments; as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. This information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts.

The investment adviser is not obligated to pay any broker-dealer for research by generating trading commissions. When two or more broker-dealers are in a position to offer best execution for a trade, the investment adviser may give preference to broker-dealers that have provided research or other related services for the ultimate benefit of funds and accounts served by the investment adviser and its affiliated companies. If two or more of these broker-dealers have provided such services, the investment adviser may consider the relative benefit of the services to the funds and accounts served by the investment adviser and its affiliated companies, and the amount of any trading previously executed with such broker-dealers.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged – including on an execution only basis – for certain portfolio transactions in recognition of brokerage and research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser to cause clients to pay a higher commission to a broker-dealer that provides certain brokerage and/or research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to its clients. The investment adviser periodically assesses the reasonableness of commissions in light of the total brokerage and research services provided by each broker-dealer from which it receives such services. As part of its ongoing relationship with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research service provided. In evaluating the brokerage and research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

Some investment research services provided by broker-dealers may be used to service the funds and accounts served by the investment adviser and its affiliated companies as a whole, while others may be used to service a specific segment of clients. Research services are not linked directly to particular transactions and the investment adviser does not attempt to track the benefits of research services to the commissions associated with a particular client or group of clients. Therefore, certain brokerage and investment research services provided by a broker-dealer may not benefit all clients paying commissions to such broker-dealer.

When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal year ended October 31, 2011 were: $59,000 for Capital Global Equity Fund, $29,000 for Capital Non-U.S. Equity Fund and $47,000 for Capital U.S. Equity Fund. No brokerage commissions were paid on portfolio transactions for the fiscal year ended October 31, 2010.

The trust is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the trust the largest amount of brokerage commissions by participating, directly or indirectly, in the trust’s portfolio transactions during the trust’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the trust during the trust’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the trust during the trust’s most recently completed fiscal year.

At the end of the trust’s most recently completed fiscal year, the trust’s regular broker-dealers included Bank of America Securities Corp., J.P. Morgan Securities, Goldman Sachs & Co., Morgan Stanley, Citigroup Global Markets Inc., and Wells Fargo Bank, NA. At the end of Capital Core Bond Fund’s most recently completed fiscal year, the fund held debt securities of Bank of America Corp. in the amount of $905,000, Citigroup Inc. in the amount of $934,000, JP Morgan Chase & Co. in the amount of $939,000, Morgan Stanley in the amount of $869,000, and Wells Fargo & Co. in the amount of $915,000. At the end of Capital Global Equity Fund’s most recently completed fiscal year, the fund held equity securities of The Goldman Sachs Group, Inc. in the amount of $2,016,000 and JP Morgan Chase & Co. in the amount of $1,220,000. At the end of Capital U.S. Equity Fund’s most recently completed fiscal year, the fund held equity securities of The Goldman Sachs Group, Inc. in the amount of $1,358,000 and JP Morgan Chase & Co. in the amount of $1,418,000.

 Disclosure of portfolio holdings

The trust’s investment adviser, on behalf of the trust, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the trust’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the trust’s Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds’ website (capitalpcsfunds.com) no earlier than the tenth day after such calendar quarter. In addition, each fund’s list of top ten portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds’ website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds’ website. The trust’s custodian, accounting provider, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the trust, including officers of the trust and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the trust, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds’ website to persons not affiliated with the trust (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the trust nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about a fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds’ website (other than to certain service providers of the trust for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased or sold (redeemed) at the net asset value next determined after the purchase or sell order is received and accepted by the trust, Capital Guardian Trust Company or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with Capital Group Private Client Services investment counselors or their authorized designees, accepted by the Capital Guardian Trust Company, the Transfer Agent or any of its designees.

Orders received by Capital Group Private Client Services investment counselors or an authorized designee, the Transfer Agent or the trust after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that Capital Group Private Client Services investment counselors may have their own rules about share transactions and may have earlier cut-off times than those of the trust. For more information about how to purchase through Capital Group Private Client Services investment counselors, contact your Capital Group Private Client Services investment counselor directly.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each fund has a separately calculated net asset value (and share price). The fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the trust’s officers. All portfolio securities of the fund are valued, and the net asset values per share are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair-valued as determined in good faith under fair value guidelines adopted by authority of the trust’s board. Subject to board oversight, the board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by the fund trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

 Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other Capital Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the Municipal Bond Funds is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the Municipal Bond Funds qualify to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Purchase and exchange of shares

Shares of the fund are available to clients of Capital Group Private Client Services, a division of Capital Guardian Trust Company and Capital Guardian Trust Company of Nevada, the trust’s trustees and officers, and the fund’s portfolio managers. Shares are also available to former shareholders of Endowments – Growth and Income Portfolio, who obtained shares of Capital U.S. Equity Fund in connection with the acquisition of Endowments – Growth and Income Portfolio by Capital U.S. Equity Fund. Shares may be made available to other individuals if the investment adviser determines it is appropriate. As described in the fund’s prospectus, please contact your Capital Group Private Client Services investment counselor or the fund’s transfer agent to purchase shares.

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares, please contact your Capital Group Private Client Services investment counselor or the fund’s transfer agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. Capital Group Private Client Services reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption of shares — The trust’s declaration of trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the trust may from time to time adopt.

While payment of redemptions normally will be in cash, the trust’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the trust’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, the fund will monitor for other types of activity that could potentially be harmful to the fund — for example, short-term trading activity in multiple funds. When identified, Capital Group Private Client Services will request that the shareholder discontinue the activity. If the activity continues,

 Capital Group Private Client Services will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the fund, Capital Guardian Trust Company (“CGTC”), any of its affiliates or mutual funds managed by such affiliates, the fund’s transfer agent and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing CGTC (you may also reinstate them at any time by writing CGTC). If CGTC does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by State Street Bank and Trust Company, as Custodian. If the fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to sub-custodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111.

Transfer agent services — State Street Bank and Trust Company maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111. State Street Bank and Trust Company was paid a fee of $65,000 for the 2011 fiscal year for transfer agency services provided to the Municipal Bond Funds and the Core Bond Fund.

Fund accounting — State Street Bank and Trust Company provides fund accounting services and net asset value calculations for the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111. State Street Bank and Trust Company was paid fees of $117,000 and $253,000 for accounting and administrative services provided to the Municipal Bond Funds and the Core Bond Fund in the 2010 and 2011 fiscal years.

Administration – State Street Bank and Trust Company provides certain administrative services to the fund. The principal office of State Street Bank and Trust Company is located at One Lincoln Street Boston, MA 02111.

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen, LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071 serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Codes of ethics — The trust and Capital Guardian Trust Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Other information — The trust reserves the right to modify the privileges described in this statement of additional information at any time.

Capital Core Municipal Fund

Determination of net asset value, redemption price — October 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.29

Capital Short-Term Municipal Fund

Determination of net asset value, redemption price — October 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.19

Capital California Core Municipal Fund

Determination of net asset value, redemption price — October 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.25

Capital California Short-Term Municipal Fund

Determination of net asset value, redemption price — October 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.12

Capital Core Bond Fund

Determination of net asset value, redemption price — October 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.40

Capital Global Equity Fund

Determination of net asset value, redemption price — October 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.18

Capital Non-U.S. Equity Fund

Determination of net asset value, redemption price — October 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.08

Capital U.S. Equity Fund

Determination of net asset value, redemption price — October 31, 2011

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$14.32

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s.

Description of bond ratings

Moody’s
Municipal long-term rating definitions

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa
Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s

Long-term issue credit ratings

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Description of note ratings

Moody’s
Municipal short-term debt ratings

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s
Short-term issue credit ratings

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Description of commercial paper ratings

Moody’s
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch Ratings, Inc.

Long-term credit ratings

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality

•	may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, or categories below ‘B’.

Capital Core Municipal Fund
October 31, 2011

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	20.85%
AA/Aa	46.63
A/A2	27.13
BAA/Baa	4.18
Unrated	1.20

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Core Municipal Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.28%
Alabama - 2.73%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,136	0.45%
5.00%, 05/01/17	1,000	1,175	0.47
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,116	0.85
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,230	0.89
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	166	0.07

		6,823	2.73

Alaska - 0.04%
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	103	0.04

		103	0.04

Arizona - 3.67%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 0.99%, 02/01/421	140	131	0.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	218	0.09
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,119	0.45
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12 @ 100), 5.00%, 07/01/251	100	103	0.04
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,130	0.45
5.00%, 07/01/20	2,800	3,166	1.27
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	146	0.06
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,145	1.26

		9,158	3.67

California - 6.86%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,513	0.61
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	110	0.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	140	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	844	0.34
California Muni. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 07/01/18	1,000	1,044	0.42
California Muni. Fin. Auth., Res. Recovery Rev. Imps. Bonds (Mandatory Put 01/03/12 @ 100), 0.90%, 09/01/211	320	320	0.13
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 11/01/11 @ 100), 1.125%, 08/01/241,2	500	500	0.20
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,338	0.94
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	106	0.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,236	0.90
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	112	0.05
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,043	0.42
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	103	0.04
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	710	0.28
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	110	0.04
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.879%, 07/01/191	100	81	0.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,153	0.86
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	103	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	650	0.26
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	1,390	1,504	0.60
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	197	0.08
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	634	0.25
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	112	0.05
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	101	0.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	116	0.05
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	221	0.09

		17,106	6.86

Colorado - 1.70%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	218	0.09
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	339	0.14
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	162	0.07
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	136	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,247	0.90
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,128	0.45

		4,230	1.70

District of Columbia - 1.25%
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,693	1.08
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/12	200	208	0.08
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	223	0.09

		3,124	1.25

Florida - 15.16%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/13	850	897	0.36
5.00%, 06/01/16	635	688	0.28
5.25%, 06/01/17	3,000	3,284	1.32
6.00%, 06/01/16	300	337	0.14
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,130	0.45
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117	0.05
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	111	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,125	0.45
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,351	0.54
5.00%, 11/15/17	2,000	2,264	0.91
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	104	0.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,230	0.49
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	317	0.13
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	116	0.05
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	985	1,062	0.43
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,345	1,447	0.58
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	650	701	0.28
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	162	0.06
5.00%, 07/01/15	1,400	1,529	0.61
5.00%, 07/01/16	2,000	2,203	0.88
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	678	0.27
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	594	0.24
5.00%, 07/01/16	2,000	2,302	0.92
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,672	0.67
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,035	0.42
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,109	0.44
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	105	0.04
5.00%, 01/15/20	300	355	0.14
5.00%, 01/15/23	300	345	0.14
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	214	0.09
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,031	0.81
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	213	0.09
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	205	0.08
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,506	0.60
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	443	0.18
3.00%, 07/01/16	2,050	2,127	0.85
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	106	0.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 10/01/12	100	103	0.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	104	0.04
5.00%, 10/01/17	1,000	1,173	0.47
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	225	0.09
Saint Johns County School Board, School Imps. Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	205	0.08
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	291	0.12
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	512	0.21

		37,828	15.16

Georgia - 4.19%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/381	1,100	1,114	0.45
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	350	0.14
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,420	0.57
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,077	0.83
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	215	0.09
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 06/01/12	600	616	0.25
5.00%, 03/01/16	1,000	1,163	0.47
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	103	0.04
5.00%, 06/01/18	400	470	0.19
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	114	0.04
Main Street Natural Gas Inc., Energy Res. Auth. Imps. Rev. Bonds, Series B, 5.00%, 03/15/12	125	126	0.05
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,160	0.46
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	572	0.23
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series D, 4.00%, 01/01/12	300	302	0.12
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	105	0.04
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	557	0.22

		10,464	4.19

Hawaii - 0.51%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	721	0.29
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	500	554	0.22

		1,275	0.51

Illinois - 4.64%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	110	0.04
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,799	0.72
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,119	0.45
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	212	0.09
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	302	0.12
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	185	199	0.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	111	0.04
Illinois Fin. Auth., Rec. Facs. Imps. Rev. Bonds (Mandatory Put 11/01/11 @ 100), 4.05%, 11/01/361	250	250	0.10
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	70	70	0.03
4.10%, 07/01/13	245	247	0.10
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,105	0.44
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,166	0.87
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	103	0.04
5.375%, 06/01/13	100	106	0.04
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,402	0.56
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,183	0.88
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	106	0.04

		11,590	4.64

Indiana - 1.33%
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.50%, 11/15/11	100	100	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	107	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,478	0.59
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	300	313	0.13
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,151	0.46
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	170	0.07

		3,319	1.33

Iowa - 0.14%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	358	0.14

		358	0.14

Kansas - 0.05%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	115	0.05

		115	0.05

Kentucky - 0.97%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.754%, 05/01/201	1,255	1,242	0.50
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,080	1,170	0.47

		2,412	0.97

Louisiana - 0.63%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	334	0.13
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	247	0.10
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.89%, 05/01/431	1,000	1,002	0.40

		1,583	0.63

Maryland - 0.09%
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	114	0.05
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	104	0.04

		218	0.09

Massachusetts - 2.47%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	186	0.07
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	115	0.05
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,076	0.43
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,088	0.44
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,319	0.53
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	116	0.05
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,159	0.46
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	106	0.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	880	892	0.36
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	112	0.04

		6,169	2.47

Michigan - 2.51%
Kent Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (Mandatory Put 01/15/12 @ 100), 5.00%, 01/15/471	500	505	0.20
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	104	0.04
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,772	0.71
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,327	0.53
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	319	0.13
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	101	0.04
5.00%, 04/01/16	150	174	0.07
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	220	0.09
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,635	0.66
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	112	0.04

		6,269	2.51

Minnesota - 0.43%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	995	1,064	0.43

		1,064	0.43

Mississippi - 1.24%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,235	2,487	1.00
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.70%, 05/01/371	600	600	0.24

		3,087	1.24

Missouri - 0.16%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	73	0.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	208	0.08
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	121	0.05

		402	0.16

Nebraska - 0.48%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,201	0.48

		1,201	0.48

Nevada - 3.13%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	114	0.05
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	371	0.15
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,595	0.64
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, Series E-2, 5.00%, 07/01/12	2,000	2,056	0.82
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,208	0.89
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,456	0.58

		7,800	3.13

New Jersey - 4.00%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,078	0.43
5.00%, 12/15/17	2,000	2,280	0.91
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	112	0.05
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	106	0.04
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,105	0.44
5.00%, 12/01/17	1,420	1,586	0.64
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	559	0.22
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	866	0.35
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,297	0.92

		9,989	4.00

New Mexico - 0.47%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.005%, 12/01/281	1,180	1,183	0.47

		1,183	0.47

New York - 5.89%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,331	0.93
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	111	0.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,366	0.55
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,076	0.83
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,265	0.91
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	117	0.05
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	221	0.09
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,596	1.04
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 02/15/16	300	344	0.14
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,145	0.46
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,123	0.85

		14,695	5.89

North Carolina - 1.66%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	124	0.05
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	200	237	0.10
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	200	0.08
Raleigh Durham Airport Authority, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,926	1.17
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	106	0.04
5.00%, 03/01/17	300	350	0.14
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	205	0.08

		4,148	1.66

Ohio - 3.62%
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,109	0.44
5.00%, 09/01/19	2,000	2,208	0.89
5.00%, 09/01/20	1,030	1,126	0.45
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, 5.75%, 06/01/331	1,000	1,113	0.45
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,097	0.44
Ohio Higher Educ. Fac. Commission, Health Care Facs. Rev. Ref. Bonds, Series A, 2.25%, 01/15/12	100	100	0.04
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,745	0.70
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	529	0.21

		9,027	3.62

Oklahoma - 0.09%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	214	0.09

		214	0.09

Oregon - 0.44%
Oregon State Dept. of Administrative Services, Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,103	0.44

		1,103	0.44

Pennsylvania - 3.31%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,366	1.35
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	225	0.09
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	101	0.04
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,758	0.71
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	101	0.04
5.00%, 03/01/14	200	220	0.09
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,929	0.77
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	325	0.13
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	232	0.09

		8,257	3.31

Puerto Rico - 0.09%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	106	0.04
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	129	0.05

		235	0.09

South Carolina - 1.84%
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	320	0.13
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
3.50%, 08/01/13	125	128	0.05
5.00%, 08/01/18	1,025	1,117	0.45
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,200	1,288	0.52
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	126	0.05
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,497	0.60
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111	0.04

		4,587	1.84

Tennessee - 0.53%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	140	0.06
5.00%, 12/01/18	100	119	0.05
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	985	1,063	0.42

		1,322	0.53

Texas - 8.81%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	158	0.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,788	0.72
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,349	0.94
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	104	0.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	117	0.05
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	111	0.04
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,820	0.73
4.00%, 12/01/16	955	1,075	0.43
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	108	0.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	524	0.21
5.00%, 11/15/18	275	325	0.13
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	103	0.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.73%, 07/01/311	300	300	0.12
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	114	0.05
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	110	0.04
5.00%, 05/15/18	1,000	1,141	0.46
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	113	0.05
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	116	0.05
6.00%, 01/01/21	100	115	0.05
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	106	0.04
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	2,000	2,038	0.82
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	106	0.04
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,596	1.04
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	106	0.04
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	175	175	0.07
5.00%, 02/15/14	100	108	0.04
5.00%, 08/15/23	100	106	0.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,592	0.64
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,729	0.69
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	965	969	0.39
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/16	650	750	0.30
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	693	0.28
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	104	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	109	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	112	0.05

		21,990	8.81

Utah - 0.13%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	110	0.04
5.00%, 07/01/16	200	219	0.09

		329	0.13

Virginia - 0.38%
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	240	0.10
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	291	0.12
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	208	0.08
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	103	0.04
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	107	0.04

		949	0.38

Washington - 3.69%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,260	0.91
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	111	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	111	0.05
5.00%, 07/01/15	500	550	0.22
5.00%, 07/01/17	1,000	1,129	0.45
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,350	1,590	0.64
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	168	0.07
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,713	0.69
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	109	0.04
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (AGM Insured), 5.25%, 12/01/11	100	101	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	109	0.04
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,249	0.50

		9,200	3.69

Wisconsin - 3.95%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,299	0.52
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	6,000	6,066	2.43
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured), 5.00%, 05/01/18	700	825	0.33
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	224	0.09
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	109	0.05
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,328	0.53

		9,851	3.95

Total bonds & notes (cost: $227,053,000)		232,777	93.28

Short-term securities - 6.50%
Albermarle County Econ. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 0.18%, 03/01/391	1,000	1,000	0.40
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.21%, 12/01/311	1,000	1,000	0.40
Colorado Educ. & Cultural Facs. Auth., Econ. Imps. Misc. Rev. Bonds:1
0.18%, 07/01/29	900	900	0.36
0.18%, 09/01/37	800	800	0.32
Fairfax County Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-2, 0.14%, 05/15/351	1,520	1,520	0.61
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:1
0.11%, 08/01/43	800	800	0.32
0.18%, 08/01/43	600	600	0.24
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.14%, 08/15/441	1,800	1,800	0.73
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.14%, 08/15/331	800	800	0.32
Maryland Econ. Dev. Corp., Misc. Rev. Ref. Bonds, 0.25%, 07/01/381	1,700	1,700	0.68
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series K, 0.17%, 07/01/371	1,600	1,600	0.64
Montana Fac. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.15%, 12/01/251	600	600	0.24
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.25%, 07/01/381	1,200	1,200	0.48
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.13%, 07/01/431	1,200	1,200	0.48
Pinellas County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 0.12%, 11/01/381	700	700	0.28

Total Short-term securities (cost: $16,220,000)		16,220	6.50

Total investment securities (cost: $243,273,000)		$248,997	99.78%
Other assets less liabilities		549	0.22

Net assets		$249,546	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2011, the aggregate market value of these securities amounted to $500,045, representing 0.20% of net assets of which $500,045 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements

Capital Short-Term Municipal Fund
October 31, 2011

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	32.64%
AA/Aa	46.53
A/A2	18.80
Unrated	2.03

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Short-Term Municipal Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 83.93%
Alabama - 1.63%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,137	0.82%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,115	0.81

		2,252	1.63

Arizona - 3.59%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	403	0.29
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	217	0.16
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,688	1.95
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	621	0.45
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/16	875	1,027	0.74

		4,956	3.59

California - 6.91%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	475	0.34
California State Dept. of Water Res., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,134	0.82
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,000	1,174	0.85
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	637	0.46
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	343	0.25
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	534	0.39
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	505	0.37
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	197	0.14
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	449	0.33
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/15	1,000	1,117	0.81
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/14	1,000	1,104	0.80
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	750	837	0.61
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	1,000	1,020	0.74

		9,526	6.91

Colorado - 3.20%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	103	0.07
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	459	0.33
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 01/01/15	1,000	1,105	0.80
5.00%, 07/01/39	1,000	1,119	0.81
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	551	0.40
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,083	0.79

		4,420	3.20

Connecticut - 0.35%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	483	0.35

		483	0.35

District of Columbia - 1.03%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	109	0.08
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,205	0.87
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	104	0.08

		1,418	1.03

Florida - 11.36%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,068	0.77
5.00%, 06/01/16	790	856	0.62
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	613	0.44
City of Tampa Florida, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	250	0.18
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	400	401	0.29
5.00%, 11/15/15	750	836	0.61
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,460	1.06
5.00%, 10/01/17	450	532	0.39
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 4.00%, 10/01/14	250	265	0.19
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,579	1.14
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A, 5.00%, 05/01/311	1,000	1,076	0.78
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	650	699	0.51
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	350	378	0.27
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,583	1.15
5.00%, 07/01/16	190	209	0.15
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	324	0.24
Florida State Board of Edu., G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 06/01/14	935	1,038	0.75
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	622	0.45
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,109	0.80
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	105	0.08
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	104	0.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	559	0.41

		15,666	11.36

Georgia - 1.86%
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	568	0.41
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 4.00%, 01/01/14	1,000	1,062	0.77
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	600	698	0.51
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series X (NATL-RE IBC Insured), 6.50%, 01/01/12	20	20	0.01
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	215	0.16

		2,563	1.86

Hawaii - 0.08%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	113	0.08

		113	0.08

Illinois - 6.95%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	362	0.26
4.00%, 01/01/16	1,000	1,074	0.78
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/341	450	491	0.36
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	355	0.26
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,499	1.09
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,078	0.78
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	777	0.56
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	108	0.08
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,125	0.82
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,166	0.84
State of Illinois, Rec. Fac. Imps. Misc. Taxes Rev. Bonds (AMBAC Insured), 6.25%, 12/15/11	40	40	0.03
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,508	1.09

		9,583	6.95

Indiana - 0.17%
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	235	0.17

		235	0.17

Kansas - 0.35%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	257	0.18
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	230	0.17

		487	0.35

Kentucky - 2.10%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.754%, 05/01/201	1,395	1,380	1.00
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	390	423	0.31
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,095	0.79

		2,898	2.10

Louisiana - 1.81%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,750	1,893	1.37
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	107	0.08
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.89%, 05/01/431	500	501	0.36

		2,501	1.81

Massachusetts - 1.47%
Commonwealth of Massachusetts, G.O. Misc. Taxes Public Imps. Bonds, Series B, 5.00%, 07/01/13	100	107	0.08
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	112	0.08
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	687	0.50
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	648	0.47
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	113	0.08
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	253	0.18
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	112	0.08

		2,032	1.47

Michigan - 1.99%
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	511	0.37
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,146	0.83
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	1,000	1,082	0.79

		2,739	1.99

Minnesota - 0.51%
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	705	0.51

		705	0.51

Mississippi - 0.29%
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.70%, 05/01/371	400	400	0.29

		400	0.29

Nebraska - 0.48%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	625	667	0.48

		667	0.48

Nevada - 2.20%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	343	0.25
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/15	450	502	0.36
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,197	1.59

		3,042	2.20

New Jersey - 3.88%
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,129	0.82
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	112	0.08
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	526	0.38
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,087	0.79
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	552	0.40
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	335	0.24
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	466	0.34
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,148	0.83

		5,355	3.88

New Mexico - 0.95%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.005%, 12/01/281	1,310	1,313	0.95

		1,313	0.95

New York - 5.88%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,135	0.82
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,168	0.85
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,134	0.82
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A, 4.00%, 11/15/14	1,000	1,090	0.79
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	449	0.32
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	212	0.15
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, Series B, 5.25%, 07/01/321	1,000	1,072	0.78
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	369	0.27
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,485	1.08

		8,114	5.88

North Carolina - 1.26%
City of Fayetteville, Multiple Util. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/14	100	110	0.08
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	157	0.11
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	589	0.43
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	620	0.45
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	256	0.19

		1,732	1.26

Ohio - 1.70%
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,079	0.78
5.00%, 09/01/15	500	546	0.40
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	670	718	0.52

		2,343	1.70

Oklahoma - 0.45%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	134	0.10
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.89%, 01/01/231	495	491	0.35

		625	0.45

Pennsylvania - 2.60%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,122	0.81
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	851	0.62
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	248	0.18
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	256	0.19
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,105	0.80

		3,582	2.60

South Carolina - 1.18%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	725	778	0.56
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	225	227	0.17
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	506	0.37
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111	0.08

		1,622	1.18

Tennessee - 0.08%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	112	0.08

		112	0.08

Texas - 7.78%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	208	0.15
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,156	0.84
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	106	0.08
County of Harris, Highway Imps. Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	520	0.38
Dallas Area Rapid Transit, Sales Tax. Rev. Ref. Bonds, Series A, 5.00%, 12/01/14	975	1,101	0.80
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.67%, 07/01/311	200	200	0.14
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	300	330	0.24
5.00%, 05/15/15	500	562	0.41
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	110	0.08
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	1,000	1,019	0.74
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	730	0.53
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	350	0.25
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	500	547	0.40
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,113	0.81
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	320	321	0.23
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	212	0.15
5.00%, 03/15/15	715	809	0.58
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	258	0.19
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,081	0.78

		10,733	7.78

Virginia - 0.08%
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	104	0.08

		104	0.08

Washington - 5.87%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	553	0.40
5.00%, 07/01/15	1,250	1,375	1.00
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,138	0.82
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	822	0.60
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	546	0.40
5.00%, 12/01/15	1,000	1,153	0.84
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,166	0.84
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	708	0.51
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	595	638	0.46

		8,099	5.87

Wisconsin - 3.89%
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	4,000	4,044	2.93
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	821	0.59
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	506	0.37

		5,371	3.89

Total bonds & notes (cost: $113,932,000)		115,791	83.93

Short-term securities - 18.73%
Breckinridge County Kentucky Rev. Bonds, 0.14%, 02/01/321	2,045	2,045	1.48
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B, 0.20%, 10/01/261	500	500	0.36
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.11%, 09/01/381	1,700	1,700	1.23
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.09%, 04/01/331	300	300	0.22
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.11%, 11/01/261	500	500	0.36
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.08%, 08/15/361	500	500	0.36
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 0.08%, 01/15/261	1,140	1,140	0.83
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E-2, 0.11%, 08/01/201	800	800	0.58
City of New York, G.O. Public Imps. Prop. Tax Bonds,Sub-Series H-4, 0.10%, 03/01/341	100	100	0.07
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Ref. Bonds, 0.18%, 09/01/331	1,610	1,610	1.17
County of Christian Kentucky, Public Imps. Lease Rev. Bonds, Series A, 0.14%, 06/01/381	1,275	1,275	0.92
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.18%, 08/01/431	500	500	0.36
Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.14%, 11/01/351	1,300	1,300	0.94
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.14%, 02/15/351	675	675	0.49
Irvine Ranch Water Dist., G.O. Water Util. Imps. Prop. Tax Rev. Bonds, Series B, 0.11%, 10/01/411	1,200	1,200	0.87
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.14%, 08/15/331	600	600	0.44
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series U-6C, 0.13%, 10/01/421	900	900	0.65
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A-2, 0.11%, 10/01/351	1,000	1,000	0.73
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B-1, 0.13%, 10/01/351	990	990	0.72
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.25%, 07/01/381	1,095	1,095	0.79
New Hampshire Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.15%, 06/01/311	2,000	2,000	1.45
New Hampshire Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B, 0.15%, 06/01/411	800	800	0.58
New York City Trust for Cultural Ress., Misc. Rev. Ref. Bonds, Series A-1, 0.14%, 12/01/351	1,610	1,610	1.17
Ohio St. Water Dev. Auth., Ind. Rev. Ref. Bonds, Series B, 0.14%, 12/01/331	400	400	0.29
Orange County School Board, Certs. of Part. Lease Ref. Bonds, Series E, 0.14%, 08/01/221	1,200	1,200	0.87
Utah Transit Auth., Transit Imps. Sales Tax Rev. Bonds, Sub-Series B, 0.14%, 06/15/361	1,100	1,100	0.80

Total Short-term securities (cost: $25,840,000)		25,840	18.73

Total investment securities (cost: $139,772,000)		141,631	102.66
Other assets less liabilities		(3,667)	(2.66)

Net assets		$137,964	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Rec.	= Recreational
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Withhldg.	= Withholding

See Notes to Financial Statements

Capital California Core Municipal Fund
October 31, 2011

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	23.01%
AA/Aa	40.45
A/A2	29.63
BAA/Baa	5.95
Unrated	0.97

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital California Core Municipal Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 89.34%
California - 86.99%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,513	0.96%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/22	225	222	0.14
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	458	0.29
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	635	0.40
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,166	0.74
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	115	0.07
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,073	0.68
5.00%, 02/01/21	550	643	0.41
5.00%, 10/01/21	700	757	0.48
5.00%, 11/01/21	525	553	0.35
5.50%, 04/01/29	300	316	0.20
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	557	0.35
5.00%, 01/01/18	125	150	0.09
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 01/01/24	100	114	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	316	0.20
5.00%, 10/01/22	770	853	0.54
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	106	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	1,275	1,352	0.86
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	100	100	0.06
5.00%, 11/15/21	1,000	1,044	0.66
5.375%, 07/01/21	1,500	1,558	0.99
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	325	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,519	0.96
5.00%, 11/15/20	500	564	0.36
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	227	0.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	110	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109	0.07
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	200	201	0.13
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	205	0.13
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	125	125	0.08
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	105	0.07
4.50%, 10/01/26	100	104	0.07
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113	0.07
5.00%, 02/01/19	100	111	0.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,338	0.85
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	265	281	0.18
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	164	0.10
California Muni. Fin. Auth., Res. Recovery Rev. Imps. Bonds (Mandatory Put 01/03/12 @ 100), 0.90%, 09/01/211	1,130	1,130	0.72
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 11/01/11 @ 100), 1.125%, 08/01/241,2	500	500	0.32
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101), 5.375%, 05/01/22	100	104	0.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.50%, 05/01/15	875	907	0.57
5.50%, 05/01/16	125	130	0.08
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,481	0.94
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	233	0.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,348	1.49
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	117	0.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	264	0.17
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	233	0.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/17	500	584	0.37
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,467	0.93
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	113	0.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	10	0.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,151	0.73
5.00%, 12/01/23	200	226	0.14
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	217	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	218	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	336	0.21
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	211	0.13
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,497	0.95
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,282	0.81
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,469	0.93
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	224	0.14
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	211	0.13
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,078	0.68
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	880	0.56
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,794	1.77
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	104	0.07
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	362	0.23
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 04/01/13	700	744	0.47
5.00%, 04/01/19	600	687	0.44
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,247	0.79
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	510	0.32
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	541	0.34
5.00%, 07/01/16	100	110	0.07
5.00%, 11/01/19	1,000	1,104	0.70
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	918	0.58
5.00%, 06/15/13	2,100	2,237	1.42
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	108	0.07
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	263	0.17
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,093	1.33
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/16	500	558	0.35
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	224	0.14
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	217	0.14
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	500	0.32
4.375%, 09/02/21	700	705	0.45
City of Irvine California, Special Assessment Ref. Bonds:
4.50%, 09/02/22	250	251	0.16
4.75%, 09/02/23	250	253	0.16
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	117	0.07
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,336	0.85
5.00%, 05/15/20	500	592	0.37
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 06/01/17	1,000	1,122	0.71
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,147	0.73
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.08
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	106	0.07
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,012	0.64
4.00%, 09/01/16	1,000	1,021	0.65
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	779	0.49
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	290	0.18
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,112	0.70
County of Alameda, Certs. of Part. Lease Ref. Bonds, Series A (NATL-RE Insured), 4.25%, 12/01/11	200	201	0.13
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	225	0.14
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	520	0.33
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	108	0.07
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	112	0.07
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,427	0.90
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	160	0.10
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	43	0.03
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	117	0.07
5.25%, 11/01/25	100	108	0.07
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	776	0.49
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	117	0.07
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	112	0.07
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	111	0.07
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	582	0.37
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,187	0.75
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	212	0.13
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	1,000	0.63
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	801	0.51
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	270	0.17
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	355	0.22
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 07/01/19	500	592	0.38
5.25%, 07/01/23	200	230	0.15
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	233	0.15
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 08/01/13	100	108	0.07
5.00%, 08/01/26	100	110	0.07
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,164	0.74
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	108	0.07
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	51	0.03
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	220	0.14
5.00%, 07/01/24	100	111	0.07
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	112	0.07
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/20	1,000	1,206	0.76
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/20	200	221	0.14
5.00%, 07/01/15	500	573	0.36
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series C, 5.00%, 07/01/23	250	284	0.18
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	107	0.07
5.00%, 01/01/27	200	221	0.14
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series C, 5.00%, 07/01/29	100	109	0.07
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	460	0.29
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	440	0.28
Mountain View Shoreline Regional Park Community, Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	451	0.29
5.00%, 08/01/20	375	400	0.25
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	173	0.11
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	105	0.07
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	853	0.54
5.00%, 07/01/23	745	823	0.52
5.50%, 07/01/21	1,000	1,173	0.74
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	232	0.15
5.00%, 07/01/19	200	234	0.15
Poway Unified School Dist. Public Fncg. Auth., Special Tax:
3.375%, 09/15/17	500	500	0.32
3.75%, 09/15/18	770	770	0.49
Rancho Mirage Joint Powers Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/27	100	94	0.06
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	103	0.07
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	106	0.07
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	130	0.08
5.00%, 08/15/17	305	325	0.21
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	752	0.48
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	972	0.62
5.00%, 07/01/20	700	795	0.50
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	614	0.39
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	894	0.57
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	435	0.28
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	227	0.14
5.00%, 05/15/22	100	113	0.07
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.50%, 05/15/14	1,000	1,090	0.69
5.125%, 05/15/29	100	108	0.07
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	108	0.07
4.00%, 08/01/20	100	108	0.07
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	598	0.38
5.00%, 07/01/22	800	934	0.59
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	2,500	2,583	1.64
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	110	0.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	463	0.29
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	336	0.21
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	944	0.60
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 3.00%, 11/01/12	100	103	0.07
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	274	0.17
5.00%, 08/01/18	275	284	0.18
5.25%, 08/01/19	290	302	0.19
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	483	0.31
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	394	0.25
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,133	0.72
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	51	0.03
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	446	0.28
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds,, 6.00%, 09/01/20	750	823	0.52
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	312	0.20
Santa Clara Valley Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	102	0.06
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	616	0.39
4.25%, 09/01/21	1,560	1,532	0.97
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	977	0.62
5.00%, 08/15/20	1,000	1,024	0.65
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.97%, 11/01/141	1,300	1,300	0.82
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	236	0.15
5.00%, 07/01/20	1,550	1,814	1.15
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	540	0.34
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/16	1,500	1,725	1.09
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	112	0.07
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	135	0.09
5.25%, 07/01/14	1,175	1,311	0.83
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	303	0.19
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,009	1.27
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	113	0.07
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	325	0.21
5.25%, 02/01/14	400	429	0.27
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	3,025	1.92
State of California, G.O. General Fund Ref. Notes:
5.00%, 03/01/12	140	142	0.09
5.00%, 08/01/20	375	412	0.26
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	101	0.06
State of California, G.O. Housing Imps. Prop. Tax Bonds, 5.125%, 11/01/11	100	100	0.06
State of California, G.O. Prop. Tax Ref. Bonds, 5.25%, 10/01/20	650	735	0.47
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	110	0.07
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	116	0.07
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	300	306	0.19
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,197	1.39
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,235	1.42
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,225	0.78
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	675	689	0.44
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A:
4.00%, 07/01/17	1,100	1,121	0.71
5.00%, 07/01/17	950	1,104	0.70
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	327	0.21
State of California, General Fund Cash Flow Mgmt. Rev. Notes, Series A2, 2.00%, 06/26/12	1,000	1,011	0.64
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	110	0.07
5.00%, 01/01/22	1,000	1,106	0.70
5.25%, 01/01/24	100	111	0.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	576	0.36
5.00%, 01/01/22	700	784	0.50
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A:
2.00%, 01/01/12	700	702	0.44
3.00%, 01/01/13	1,000	1,026	0.65
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	141	0.09
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	216	0.14
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	559	0.35
5.00%, 05/15/20	500	594	0.38
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	204	0.13

		137,269	86.99

District of Columbia - 0.07%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	116	0.07

		116	0.07

Florida - 0.34%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	536	0.34

		536	0.34

Georgia - 0.07%
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	100	108	0.07

		108	0.07

Iowa - 0.07%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	112	0.07

		112	0.07

Michigan - 0.07%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	104	0.07

		104	0.07

Puerto Rico - 1.66%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,557	0.99
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,056	0.67

		2,613	1.66

Texas - 0.07%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	111	0.07

		111	0.07

Total bonds & notes (cost: $138,029,000)		140,969	89.34

Short-term securities - 12.16%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.20%, 10/01/261	1,720	1,720	1.09
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.11%, 09/01/381	630	630	0.40
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.20%, 04/01/421	2,000	2,000	1.27
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.21%, 12/01/361	1,000	1,000	0.63
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.10%, 11/01/261	900	900	0.57
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.08%, 08/15/361	1,400	1,400	0.89
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.10%, 08/15/271	1,000	1,000	0.63
California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.21%, 07/01/341	1,040	1,040	0.66
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.20%, 09/02/311	4,300	4,300	2.73
Irvine Ranch Water Dist., G.O. Water Util. Imps. Prop. Tax Rev. Bonds, Series B, 0.11%, 10/01/411	1,900	1,900	1.20
Irvine Ranch Water Dist., Water Util. Imps. Prop. Tax Rev. Bonds, 0.20%, 04/01/331	400	400	0.25
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-1, 0.12%, 07/01/231	2,900	2,900	1.84

Total Short-term securities (cost: $19,190,000)		19,190	12.16

Total investment securities (cost: $157,219,000)		160,159	101.50
Other assets less liabilities		(2,364)	(1.50)

Net assets		$157,795	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2011, the aggregate market value of these securities amounted to $500,045, representing 0.32% of net assets of which $500,045 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation

Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
REFCORP	= Resolution Funding Corporation
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
October 31, 2011

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	35.49%
AA/Aa	41.38
A/A2	17.94
Unrated	5.19

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital California Short-Term Municipal Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 71.23%
California - 67.91%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$504	0.66%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	220	0.29
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	530	0.69
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	266	0.35
4.00%, 02/01/17	100	112	0.15
5.00%, 04/01/14	100	108	0.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	557	0.73
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	157	0.20
4.00%, 04/01/16	300	324	0.42
4.00%, 04/01/17	200	216	0.28
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	225	0.29
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	900	954	1.25
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/16	225	247	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	317	0.41
5.00%, 08/15/14	100	109	0.14
5.00%, 11/15/16	250	282	0.37
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	161	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	220	0.29
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109	0.14
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	100	100	0.13
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	500	502	0.65
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	412	0.54
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	245	0.32
4.00%, 10/01/16	200	219	0.29
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	517	0.68
5.875%, 05/01/16	100	104	0.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	259	0.34
5.50%, 05/01/16	400	415	0.54
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	608	0.79
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,467	1.92
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 4.00%, 12/01/11	500	502	0.66
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,152	1.50
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	532	0.70
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	424	0.55
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	569	0.74
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	434	0.57
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	112	0.15
5.00%, 10/01/16	240	266	0.35
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	463	0.60
5.00%, 11/01/17	350	409	0.53
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	531	0.69
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	567	0.74
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	423	0.55
5.00%, 07/01/14	650	704	0.92
5.00%, 11/01/15	300	331	0.43
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	252	0.33
5.00%, 06/15/13	1,020	1,086	1.42
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A:
5.00%, 10/01/15	500	554	0.72
5.00%, 10/01/16	500	558	0.73
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	350	356	0.46
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 3.00%, 06/01/14	150	158	0.21
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	451	0.59
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	528	0.69
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1, 6.25%, 06/01/33	135	145	0.19
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	822	1.07
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	136	0.18
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	347	0.45
5.00%, 11/01/18	425	498	0.65
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	212	0.28
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	582	0.76
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	915	1.20
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	741	0.97
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	217	0.28
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	420	480	0.63
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	215	0.28
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	102	0.13
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A-1, 4.00%, 07/01/18	500	552	0.72
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	500	550	0.72
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	111	0.15
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	109	0.14
5.00%, 07/01/15	200	229	0.30
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	337	0.44
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	394	0.51
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	206	0.27
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	525	0.69
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	280	0.37
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	128	0.17
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	303	0.40
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	112	0.15
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	289	0.38
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	283	0.37
5.00%, 07/01/17	300	341	0.45
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	549	0.72
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	1,000	1.31
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	203	0.27
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	341	0.44
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	545	0.71
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	130	0.17
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	227	0.30
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	545	0.71
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	105	0.14
5.00%, 11/01/13	400	436	0.57
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	114	0.15
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	305	0.40
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	104	0.14
4.00%, 07/15/13	125	131	0.17
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	846	1.11
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.97%, 11/01/141	675	675	0.88
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	248	0.32
5.00%, 07/01/16	200	231	0.30
5.00%, 07/01/17	750	877	1.15
5.00%, 07/01/18	200	236	0.31
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	167	0.22
5.00%, 07/01/17	775	907	1.18
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	552	0.72
5.00%, 07/01/16	500	575	0.75
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	103	0.13
5.25%, 07/01/13	225	243	0.32
5.25%, 07/01/14	600	669	0.87
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	281	0.37
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	558	0.73
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	1,000	1.31
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	559	0.73
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	280	0.37
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 06/01/15	200	224	0.29
5.00%, 05/01/16	620	682	0.89
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	221	0.29
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	100	102	0.13
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	659	0.86
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	773	1.01
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	558	0.73
State of California, G.O. Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/16	300	306	0.40
4.00%, 07/01/17	500	510	0.67
State of California, General Fund Cash Flow Mgmt. Rev. Notes, Series A2, 2.00%, 06/26/12	1,000	1,011	1.32
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	110	0.14
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	343	0.45
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	407	0.53
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	231	0.30
West Basin Muni. Water Dist., Water Rev. Certs. of Part. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	103	0.13

		51,971	67.91

Florida - 1.92%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	108	0.14
Citizens Prop. Insurance Corp., Rev. Bonds, 1.79%, 06/01/141	700	702	0.92
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	661	0.86

		1,471	1.92

Louisiana - 0.36%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	250	270	0.36

		270	0.36

Mississippi - 0.72%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	495	551	0.72

		551	0.72

Texas - 0.32%
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, 3.00%, 07/01/17	230	247	0.32

		247	0.32

Total bonds & notes (cost: $53,993,000)		54,510	71.23

Short-term securities - 29.56%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.20%, 10/01/261	285	285	0.37
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 0.08%, 09/01/251	1,300	1,300	1.70
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 0.20%, 09/01/281	765	765	1.00
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.11%, 09/01/381	200	200	0.26
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.20%, 04/01/421	900	900	1.18
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.21%, 12/01/311	1,570	1,570	2.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.21%, 12/01/361	500	500	0.65
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.09%, 04/01/331	1,700	1,700	2.22
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.07%, 06/01/251	1,000	1,000	1.31
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.11%, 11/01/261	2,200	2,200	2.88
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.08%, 08/15/361	3,000	3,000	3.92
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 0.08%, 08/15/471	300	300	0.39
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.20%, 09/02/311	1,900	1,900	2.48
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.18%, 07/01/341	2,100	2,100	2.74
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.10%, 07/01/351	1,400	1,400	1.83
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-1, 0.12%, 07/01/231	1,500	1,500	1.96
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-3, 0.11%, 07/01/231	700	700	0.92
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.10%, 07/01/231	1,300	1,300	1.70

Total Short-term securities (cost: $22,620,000)		22,620	29.56

Total investment securities (cost: $76,613,000)		77,130	100.79
Other assets less liabilities		(603)	(0.79)

Net assets		$76,527	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral

Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements

Capital Core Bond Fund
October 31, 2011

[begin pie chart]

Investment portfolio - quality ratings*

AAA/Aaa	76.92%
AA/Aa	6.81
A/A2	10.73
BAA/Baa	5.53
Unrated	0.00

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Core Bond Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.92%
U.S. government & government agency bonds & notes - 48.37%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,043	0.73%
1.00%, 09/23/13	2,500	2,529	0.90
2.75%, 03/13/14	2,000	2,108	0.75
1.25%, 09/28/16	1,000	1,001	0.36
Federal Home Loan Banks:
1.125%, 05/18/12	4,000	4,020	1.44
1.75%, 08/22/12	835	845	0.30
Freddie Mac:
0.375%, 10/30/13	500	500	0.18
5.00%, 07/15/14	1,000	1,117	0.40
0.75%, 11/25/14	1,675	1,677	0.60
4.75%, 01/19/16	2,000	2,308	0.82
U.S. Treasury Bonds, 3.75%, 08/15/41	1,235	1,378	0.49
U.S. Treasury Inflation Indexed Bonds:
1.875%, 07/15/13	4,872	5,137	1.83
2.00%, 01/15/14	1,532	1,642	0.59
0.125%, 04/15/16	4,921	5,162	1.84
2.375%, 01/15/17	371	432	0.15
0.625%, 07/15/21	4,136	4,365	1.56
U.S. Treasury Notes:
1.75%, 04/15/13	3,000	3,068	1.10
3.125%, 09/30/13	3,000	3,165	1.13
1.25%, 02/15/14	7,500	7,663	2.74
2.375%, 09/30/14	10,000	10,574	3.78
2.375%, 10/31/14	455	482	0.17
4.00%, 02/15/15	6,205	6,916	2.47
2.625%, 02/29/16	9,285	10,017	3.58
7.25%, 05/15/16	545	702	0.25
1.50%, 06/30/16	3,750	3,856	1.38
1.50%, 07/31/16	4,400	4,522	1.61
1.00%, 09/30/16	1,000	1,001	0.36
4.625%, 02/15/17	4,000	4,734	1.69
4.50%, 05/15/17	12,485	14,750	5.27
8.75%, 05/15/17	490	691	0.25
1.875%, 08/31/17	6,375	6,603	2.36
3.875%, 05/15/18	1,000	1,153	0.41
2.375%, 05/31/18	3,820	4,042	1.44
4.00%, 08/15/18	4,000	4,651	1.66
3.50%, 05/15/20	7,390	8,350	2.98
3.625%, 02/15/21	500	568	0.20
2.125%, 08/15/21	1,679	1,678	0.60

Total U.S. government & government agency bonds & notes		135,450	48.37

Mortgage-backed obligations - 21.70%
Federal agency mortgage-backed obligations - 17.69%
Fannie Mae:
4.50%, 07/01/19	361	385	0.14
4.50%, 03/01/20	1,364	1,455	0.52
3.50%, 10/01/25	11,208	11,665	4.16
3.50%, 01/01/26	2,934	3,053	1.09
5.50%, 04/25/37	167	188	0.07
6.00%, 08/01/37	178	196	0.07
5.50%, 09/01/38	4,861	5,282	1.88
6.00%, 09/01/38	2,701	2,966	1.06
4.00%, 11/01/40	2,420	2,541	0.91
4.50%, 04/01/41	3,661	3,899	1.39
5.00%, 06/01/41	3,069	3,336	1.19
4.50%, 07/01/41	4,955	5,287	1.89
5.00%, 08/01/41	499	542	0.19
3.173%, 09/01/411	499	516	0.18
5.50%, 11/01/41 TBA	2,500	2,712	0.97
6.00%, 11/01/41 TBA	1,250	1,370	0.49
Freddie Mac:
1.873%, 01/25/18	498	503	0.18
2.699%, 05/25/18	770	782	0.28
3.974%, 01/25/211	510	549	0.20
6.00%, 02/15/37	144	161	0.06
Ginnie Mae:
4.50%, 10/20/39	1,700	1,848	0.66
4.50%, 01/20/40	285	310	0.11

		49,546	17.69

Commercial mortgage-backed securities - 4.01%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,304	1,368	0.49
5.54%, 09/11/41	250	276	0.10
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.226%, 07/15/441	1,035	1,138	0.41
5.617%, 10/15/48	500	545	0.19
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/462	1,676	1,754	0.63
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	375	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	500	500	0.18
JP Morgan Chase Commercial Mortgage Securities Corp, Series 144A, 3.672%, 02/15/462	500	515	0.18
JP Morgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	551	0.20
5.878%, 04/15/451	500	558	0.20
5.739%, 02/12/491	650	706	0.25
Morgan Stanley Capital I, 5.202%, 11/14/421	350	390	0.14
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,045	1,164	0.41
5.269%, 12/15/441	1,250	1,393	0.50

		11,233	4.01

Total mortgage-backed obligations		60,779	21.70

Corporate bonds & notes - 23.77%
Banks - 4.35%
Ally Financial, Inc., 2.20%, 12/19/12	2,205	2,254	0.80
Bank of America Corp.:
3.75%, 07/12/16	700	669	0.24
5.00%, 05/13/21	250	236	0.08
Barclays Bank PLC, 2.50%, 01/23/13	560	561	0.20
BNP Paribas SA, 3.25%, 03/11/15	380	376	0.13
Citigroup, Inc.:
6.00%, 12/13/13	290	307	0.11
4.75%, 05/19/15	250	261	0.09
4.587%, 12/15/15	350	366	0.13
3.953%, 06/15/16	440	451	0.16
JP Morgan Chase & Co.:
3.40%, 06/24/15	785	810	0.29
4.625%, 05/10/21	125	129	0.05
Morgan Stanley:
3.80%, 04/29/16	640	621	0.22
5.75%, 01/25/21	250	248	0.09
Northern Trust Corp., 4.625%, 05/01/14	300	326	0.12
The Goldman Sachs Group, Inc.:
3.25%, 06/15/12	500	509	0.18
3.625%, 02/07/16	975	968	0.35
The Royal Bank of Scotland PLC:
3.25%, 01/11/14	810	805	0.29
4.375%, 03/16/16	300	303	0.11
UBS AG, 3.875%, 01/15/15	275	276	0.10
Wells Fargo & Co., 0.625%, 10/28/151	805	755	0.27
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	160	0.06
Westpac Banking Corp., 1.85%, 12/09/13	780	792	0.28

		12,183	4.35

Oil & gas - 1.93%
Anadarko Petroleum Corp., 6.375%, 09/15/17	740	873	0.31
Apache Corp., 6.25%, 04/15/12	525	537	0.19
Cenovus Energy, Inc., 4.50%, 09/15/14	300	325	0.12
Chevron Corp., 3.95%, 03/03/14	815	878	0.31
Devon Energy Corp., 5.625%, 01/15/14	300	330	0.12
Husky Energy, Inc., 7.25%, 12/15/19	250	309	0.11
Shell International Finance BV:
4.00%, 03/21/14	350	379	0.13
3.10%, 06/28/15	600	640	0.23
Statoil ASA:
2.90%, 10/15/14	435	460	0.16
3.125%, 08/17/17	300	323	0.12
Total Capital Canada Ltd., 1.625%, 01/28/14	350	358	0.13

		5,412	1.93

Telecommunications - 1.92%
AT&T, Inc.:
5.875%, 02/01/12	535	542	0.19
4.95%, 01/15/13	300	315	0.11
2.40%, 08/15/16	200	205	0.07
3.875%, 08/15/21	340	356	0.13
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	480	540	0.19
Cisco Systems, Inc.:
0.593%, 03/14/141	200	200	0.07
2.90%, 11/17/14	810	857	0.31
5.50%, 02/22/16	350	407	0.15
France Telecom SA, 4.375%, 07/08/14	300	324	0.12
Telecom Italia Capital SA, 6.175%, 06/18/14	250	254	0.09
Verizon Communications, Inc.:
1.25%, 11/03/14	200	201	0.07
4.90%, 09/15/15	350	392	0.14
Vodafone Group PLC:
5.00%, 09/15/15	300	337	0.12
5.625%, 02/27/17	375	442	0.16

		5,372	1.92

Electric - 1.82%
Alabama Power Co., 4.85%, 12/15/12	420	438	0.16
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	265	0.09
Carolina Power & Light Co., 6.50%, 07/15/12	520	541	0.19
Consumers Energy Co., 5.65%, 09/15/18	355	419	0.15
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	350	0.12
Pacificorp, 5.65%, 07/15/18	735	882	0.32
PSEG Power LLC, 2.75%, 09/15/16	250	252	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	307	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	250	282	0.10
4.00%, 03/15/16	385	406	0.15
Virginia Electric and Power Co., 5.40%, 04/30/18	601	710	0.25
Wisconsin Electric Power Co., 2.95%, 09/15/21	250	254	0.09

		5,106	1.82

Diversified financial services - 1.81%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,262	0.81
General Electric Capital Corp.:
2.20%, 06/08/12	750	759	0.27
3.35%, 10/17/16	685	706	0.25
5.625%, 05/01/18	250	277	0.10
4.65%, 10/17/21	275	285	0.10
National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	600	602	0.21
Woodside Finance Ltd, Series 144A, 4.60%, 05/10/212	185	191	0.07

		5,082	1.81

Media - 1.65%
Comcast Corp.:
5.30%, 01/15/14	405	440	0.16
5.85%, 11/15/15	300	344	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	395	0.14
News America, Inc.:
5.30%, 12/15/14	760	836	0.30
4.50%, 02/15/21	350	367	0.13
The Walt Disney Co.:
4.50%, 12/15/13	615	667	0.24
5.50%, 03/15/19	300	359	0.13
Time Warner Cable, Inc., 3.50%, 02/01/15	820	861	0.31
Time Warner, Inc., 5.875%, 11/15/16	300	348	0.12

		4,617	1.65

Pharmaceuticals - 1.44%
AstraZeneca PLC, 5.90%, 09/15/17	355	432	0.15
Mckesson Corp., 3.25%, 03/01/16	785	834	0.30
Novartis Capital Corp.:
4.125%, 02/10/14	380	410	0.15
2.90%, 04/24/15	545	580	0.21
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	354	0.13
Pfizer, Inc.:
4.45%, 03/15/12	540	548	0.19
6.20%, 03/15/19	300	377	0.13
Sanofi-Aventis SA, 0.673%, 03/28/141	500	500	0.18

		4,035	1.44

REITS - 1.10%
Brandywine Operating Partnership LP, 4.95%, 04/15/18	250	243	0.09
ERP Operating LP, 5.25%, 09/15/14	300	324	0.12
Kimco Realty Corp., 5.584%, 11/23/15	1,023	1,104	0.40
Prologis LP:
7.625%, 08/15/14	260	288	0.10
6.875%, 03/15/20	350	389	0.14
Simon Property Group LP:
4.20%, 02/01/15	300	318	0.11
5.25%, 12/01/16	365	402	0.14

		3,068	1.10

Beverages - 1.05%
Anheuser-Busch InBev Worldwide, Inc.:
0.761%, 07/14/141	580	579	0.21
4.125%, 01/15/15	300	327	0.12
Pepsi Co., Inc.:
0.875%, 10/25/13	500	501	0.18
2.50%, 05/10/16	750	782	0.28
The Coca-Cola Co.:
3.625%, 03/15/14	360	385	0.14
1.50%, 11/15/15	350	354	0.12

		2,928	1.05

Retail - 0.88%
Home Depot, Inc., 4.40%, 04/01/21	350	384	0.14
McDonald's Corp., 4.30%, 03/01/13	525	551	0.20
Target Corp., 6.00%, 01/15/18	350	425	0.15
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	720	732	0.26
5.80%, 02/15/18	300	366	0.13

		2,458	0.88

Computers - 0.73%
Hewlett-Packard Co.:
0.719%, 05/30/141	300	295	0.11
1.55%, 05/30/14	625	627	0.22
HP Enterprise Services LLC, Series B, 6.00%, 08/01/13	45	49	0.02
International Business Machines Corp.:
1.95%, 07/22/16	635	652	0.23
5.70%, 09/14/17	350	426	0.15

		2,049	0.73

Transportation - 0.63%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	585	662	0.24
3.60%, 09/01/20	300	310	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	670	731	0.26
5.55%, 05/15/18	50	60	0.02

		1,763	0.63

Aerospace/Defense - 0.61%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	465	572	0.20
4.40%, 02/15/20	15	17	0.01
United Technologies Corp.:
4.875%, 05/01/15	695	781	0.28
4.50%, 04/15/20	300	334	0.12

		1,710	0.61

Food - 0.54%
General Mills, Inc., 0.64%, 05/16/141	500	498	0.18
The Kroger Co.:
7.50%, 01/15/14	580	655	0.23
6.40%, 08/15/17	300	357	0.13

		1,510	0.54

Pipelines - 0.53%
Enbridge, Inc., 5.60%, 04/01/17	350	398	0.14
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	545	571	0.21
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	202	0.07
Williams Partners LP, 3.80%, 02/15/15	300	315	0.11

		1,486	0.53

Healthcare-services - 0.42%
Howard Hughes Medical Institute, 3.45%, 09/01/14	110	117	0.04
Unitedhealth Group, Inc., 4.70%, 02/15/21	300	337	0.12
WellPoint, Inc.:
7.00%, 02/15/19	330	411	0.15
4.35%, 08/15/20	300	324	0.11

		1,189	0.42

Miscellaneous manufacturing - 0.38%
Danaher Corp., 2.30%, 06/23/16	715	732	0.26
Honeywell International, Inc., 3.875%, 02/15/14	300	323	0.12

		1,055	0.38

Cosmetics/Personal Care - 0.28%
The Procter & Gamble Co., 1.80%, 11/15/15	765	786	0.28

		786	0.28

Insurance - 0.26%
Berkshire Hathaway, Inc., 0.708%, 02/11/131	730	733	0.26

		733	0.26

Environmental Control - 0.26%
Republic Services, Inc., 5.00%, 03/01/20	350	391	0.14
Waste Management, Inc., 4.60%, 03/01/21	300	327	0.12

		718	0.26

Biotechnology - 0.24%
Biogen Idec, Inc., 6.00%, 03/01/13	625	663	0.24

		663	0.24

Auto Manufacturers - 0.21%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/142	300	299	0.10
Volkswagen International Finance NV, Series 144A, 0.984%, 04/01/141,2	300	301	0.11

		600	0.21

Mining - 0.20%
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	309	0.11
Teck Resources Ltd., 3.15%, 01/15/17	260	265	0.09

		574	0.20

Chemicals - 0.16%
Ei Du Pont De Nemours & Co., 0.778%, 03/25/141	440	443	0.16

		443	0.16

Iron/Steel - 0.16%
ArcelorMittal, 3.75%, 03/01/16	445	439	0.16

		439	0.16

Healthcare-products - 0.11%
Johnson & Johnson, 0.376%, 05/15/141	300	301	0.11

		301	0.11

Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	254	0.09

		254	0.09

Gas - 0.01%
National Grid PLC, 6.30%, 08/01/16	35	40	0.01

		40	0.01

Total corporate bonds & notes		66,574	23.77

Municipals - 1.27%
California Muni. Fin. Auth., Res. Recovery Rev. Imps. Bonds (Mandatory Put 01/03/12 @ 100), 0.90%, 09/01/211	550	550	0.19
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 11/01/11 @ 100), 0.70%, 08/01/241, 2	500	500	0.18
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.70%, 05/01/371	300	300	0.11
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	600	612	0.22
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	730	754	0.27
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	314	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	528	0.19

Total municipals		3,558	1.27

Government & government agency bonds & notes outside the U.S. - 0.45%
European Investment Bank, 3.125%, 06/04/14	1,180	1,252	0.45

Total government & government agency bonds & notes outside the U.S.		1,252	0.45

Asset-backed obligations - 0.36%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	75	83	0.03
AmeriCredit Automobile Receivables Trust, 5.56%, 06/06/14	82	85	0.03
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	847	851	0.30

Total asset-backed obligations		1,019	0.36

Total bonds & notes (cost: $260,427,000)		268,632	95.92

Short-term securities - 5.45%
Emerson Electric Co., 0.05%, 11/02/113	6,200	6,200	2.21
Federal Home Loan Bank Discount Notes, 0.12%, 12/02/113	1,053	1,053	0.38
Federal National Mortgage Association Discount Notes, 0.04%, 12/02/113	200	200	0.07
General Electric Co., 0.041%, 11/01/113	1,600	1,600	0.57
Harvard University, 0.15%, 11/15/113	2,400	2,400	0.86
Honeywell International, Inc, 0.08%, 12/27/113	3,800	3,799	1.36

Total Short-term securities (cost: $15,252,000)		15,252	5.45

Total investment securities (cost: $275,679,000)		283,884	101.37
Other assets less liabilities		(3,845)	(1.37)

Net assets		$280,039	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2011.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2011, the aggregate market value of these securities amounted to $3,559,295, representing 1.27% of net assets of which $3,559,295 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Muni.	= Municipal
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Res.	= Resource
Rev.	= Revenue

TBA	= To be announced
Univ.	= University

See Notes to Financial Statements

Capital Global Equity Fund
October 31, 2011

[begin pie chart]
Investment portfolio - sector diversification

Information Technology	14.56%
Consumer Discretionary	13.29%
Industrials	12.71%
Financials	11.29%
Energy	11.16%
Materials	9.90%
Health Care	7.91%
Consumer Staples	7.16%
Telecommunication Services	3.03%
Utilities	1.40%
Short-term securities & other assets less liabilities	7.59%

Other includes short-term securities and other assets less liabilities
[end pie chart]

Capital Global Equity Fund
October 31, 2011

Investment portfolio - country diversification

Country	(percent of net assets)
United States	43.1%
Japan	8.4
Britain	6.3
France	5.8
Switzerland	4.8
Canada	4.3
Hong Kong	3.9
Netherlands	3.2
Germany	2.4
Australia	1.7
Ireland	1.4
Bermuda	1.2
India	1.0
Sweden	0.8
South Korea	0.8
China	0.8
Finland	0.7
Denmark	0.6
Singapore	0.4
Luxembourg	0.2
Austria	0.2
Brazil	0.2
Israel	0.2
Short-term securities & other assets less liabilities	7.6

Capital Global Equity Fund
Schedule of Investments
at October 31, 2011

	Shares	Market value (000)	Percent of net assets
Common Stocks - 92.41%
Information Technology - 14.56%
International Business Machines Corp.	10,850	$2,003	1.60%
Google, Inc., Class A1	2,185	1,295	1.03
Keyence Corp.	5,000	1,272	1.01
Oracle Corp.	36,900	1,209	0.96
Samsung Electronics Co. Ltd. (GDR)	3,515	1,011	0.81
Broadcom Corp., Class A1	27,200	982	0.78
KLA-Tencor Corp.	19,000	895	0.71
Apple, Inc.1	2,000	810	0.65
Murata Manufacturing Co. Ltd.	14,500	807	0.64
Visa, Inc., Class A	8,400	783	0.63
Jack Henry & Associates, Inc.	23,400	758	0.61
Trend Micro, Inc.	17,800	637	0.51
QUALCOMM, Inc.	12,200	630	0.50
Microchip Technology, Inc.	16,800	608	0.48
Canon, Inc.	11,200	511	0.41
Premier Farnell PLC	175,600	491	0.39
SAP AG	8,025	484	0.39
ASML Holding NV	11,400	476	0.38
First Solar, Inc.1	9,400	468	0.37
Hitachi Ltd.	85,000	456	0.36
TE Connectivity Ltd.	10,500	373	0.30
Maxim Integrated Products, Inc.	11,000	288	0.23
Genpact Ltd.1	14,900	241	0.19
Nintendo Co. Ltd.	1,500	227	0.18
eBay, Inc.1	5,600	178	0.14
Juniper Networks, Inc.1	7,200	176	0.14
Microsoft Corp.	6,500	173	0.14
Samsung Electronics Co. Ltd., Series 144 (GDR)2	100	28	0.02

		18,270	14.56

Consumer Discretionary - 13.29%
Comcast Corp., Class A	56,700	1,330	1.06
Compagnie Financiere Richemont SA, Class A	20,192	1,146	0.91
Li & Fung Ltd.	588,000	1,135	0.91
Target Corp.	20,600	1,128	0.90
The Home Depot, Inc.	30,700	1,099	0.88
Hennes & Mauritz AB, Class B	27,929	921	0.73
Urban Outfitters, Inc.1	31,900	869	0.69
Bayerische Motoren Werke AG	10,070	821	0.65
Tiffany & Co.	10,100	805	0.64
Scripps Networks Interactive, Inc., Class A	15,900	676	0.54
Carnival Corp.	16,400	578	0.46
LVMH Moet Hennessy Louis Vuitton SA	3,100	514	0.41
Signet Jewelers Ltd.	11,300	487	0.39
Stanley Black & Decker, Inc.	6,600	421	0.34
Omnicom Group, Inc.	9,400	418	0.33
Virgin Media, Inc.	15,100	368	0.29
Time Warner Cable, Inc.	5,700	363	0.29
The Walt Disney Co.	9,700	338	0.27
Television Broadcasts Ltd.	55,000	316	0.25
Coach, Inc.	4,300	280	0.22
The New York Times Co., Class A1	35,800	273	0.22
SES SA	9,800	250	0.20
Shangri-La Asia Ltd.	124,000	246	0.20
DreamWorks Animation SKG, Inc., Class A1	12,600	234	0.19
Nordstrom, Inc.	4,600	233	0.19
Discovery Communications, Inc., Class A1	4,700	204	0.16
NIKE, Inc., Class B	2,100	202	0.16
International Game Technology	11,400	201	0.16
Denso Corp.	6,000	185	0.15
Whitbread PLC	6,600	175	0.14
Strayer Education, Inc.	1,900	162	0.13
Best Buy Co., Inc.	4,800	126	0.10
Dixons Retail PLC1	548,000	103	0.08
McDonald's Corp.	700	65	0.05

		16,672	13.29

Industrials - 12.71%
Kurita Water Industries Ltd.	41,700	1,150	0.92
Bouygues SA	30,694	1,148	0.91
SMC Corp.	6,900	1,075	0.86
United Technologies Corp.	12,900	1,006	0.80
FANUC Corp.	5,500	888	0.71
Nielsen Holdings NV1	30,200	886	0.71
Cae, Inc.	78,400	836	0.67
Danaher Corp.	16,800	812	0.65
Illinois Tool Works, Inc.	13,900	676	0.54
Schneider Electric SA	11,308	655	0.52
3M Co.	8,200	648	0.52
Republic Services, Inc.	19,000	541	0.43
JGC Corp.	19,000	533	0.42
Emerson Electric Co.	10,600	510	0.41
General Electric Co.	30,500	510	0.40
Mitsubishi Corp.	23,600	486	0.39
Norfolk Southern Corp.	6,000	444	0.35
Caterpillar, Inc.	4,300	406	0.32
Union Pacific Corp.	4,000	398	0.32
FirstGroup PLC	70,200	375	0.30
FedEx Corp.	4,400	360	0.29
United Parcel Service, Inc., Class B	4,200	295	0.23
The Boeing Co.	4,400	290	0.23
Iron Mountain, Inc.	9,000	278	0.22
Jacobs Engineering Group, Inc.1	6,400	248	0.20
Andritz AG	2,775	245	0.19
Siemens AG	1,227	129	0.10
Assa Abloy AB, Class B	5,000	121	0.10

		15,949	12.71

Financials - 11.29%
The Goldman Sachs Group, Inc.	18,400	2,016	1.61
AIA Group Ltd.	408,800	1,233	0.98
Standard Chartered PLC	52,800	1,230	0.98
JPMorgan Chase & Co.	35,100	1,220	0.97
HSBC Holdings PLC	138,705	1,210	0.96
ICICI Bank Ltd. (ADR)	28,500	1,059	0.84
Sampo OYJ, Class A	33,450	918	0.73
The Charles Schwab Corp.	73,200	899	0.72
Marsh & McLennan Cos., Inc.	23,200	710	0.57
DBS Group Holdings Ltd.	53,157	519	0.41
The Progressive Corp.	27,000	513	0.41
BNP Paribas	8,133	361	0.29
Sun Hung Kai Properties Ltd.	24,000	326	0.26
Bank of China Ltd., Class H	824,000	291	0.23
BOC Hong Kong Holdings Ltd.	110,500	257	0.21
The Bank of East Asia Ltd.	68,400	247	0.20
HDFC Bank Ltd. (ADR)	7,500	238	0.19
Swire Pacific Ltd., Class A	20,500	238	0.19
Wharf Holdings Ltd.	39,000	207	0.17
The Allstate Corp.	7,300	192	0.15
Ace Ltd.	2,000	144	0.11
Aon Corp.	3,000	140	0.11

		14,168	11.29

Energy - 11.16%
Royal Dutch Shell PLC, Class A (ADR)	34,350	2,436	1.94
Schlumberger Ltd.	27,700	2,035	1.62
Cenovus Energy, Inc.	54,300	1,860	1.48
Noble Energy, Inc.	13,100	1,170	0.93
BG Group PLC	48,200	1,045	0.83
Encana Corp.	47,600	1,032	0.82
Seadrill Ltd.	25,225	829	0.66
Halliburton Co.	19,300	721	0.58
Weatherford International Ltd.1	44,400	688	0.55
Chevron Corp.	5,050	530	0.42
Fugro NV	7,645	448	0.36
Dril-quip, Inc.1	6,000	391	0.31
Imperial Oil Ltd.	8,000	330	0.26
Cameco Corp.	11,600	249	0.20
Pengrowth Energy Corp.	23,400	244	0.20

		14,008	11.16

Materials - 9.90%
Allegheny Technologies, Inc.	56,800	2,635	2.10
Rio Tinto PLC	24,700	1,336	1.06
Air Liquide SA	9,375	1,211	0.97
Monsanto Co.	15,600	1,135	0.90
Newcrest Mining Ltd.	27,189	958	0.76
Ecolab, Inc.	12,800	689	0.55
Linde AG	4,330	687	0.55
BHP Billiton Ltd.	16,941	663	0.53
Air Products & Chemicals, Inc.	6,900	594	0.47
Vulcan Materials Co.	18,000	563	0.45
Barrick Gold Corp.	10,100	499	0.40
Syngenta AG1	1,395	427	0.34
CRH PLC	18,150	325	0.26
Nucor Corp.	7,100	268	0.21
Inmet Mining Corp.	3,800	227	0.18
Israel Chemicals Ltd. (ADR)	17,000	207	0.17

		12,424	9.90

Health Care - 7.91%
Seattle Genetics, Inc.1	72,600	1,597	1.27
Shire PLC	47,500	1,491	1.19
Allergan, Inc.	13,000	1,094	0.87
Bayer AG	13,610	868	0.69
Novartis AG	14,950	845	0.67
Novo Nordisk A/S, Class B	7,320	773	0.62
Sonova Holding AG1	6,200	654	0.52
Essilor International SA	8,045	582	0.46
Cerner Corp.1	8,000	507	0.41
Pharmasset, Inc.1	6,800	479	0.38
Sysmex Corp.	13,300	438	0.35
Bristol-Myers Squibb Co.	11,000	347	0.28
Roche Holding AG	1,490	245	0.20

		9,920	7.91

Consumer Staples - 7.16%
Danone SA	22,892	1,582	1.26
Nestle SA	22,405	1,297	1.03
Pernod-Ricard SA	8,991	838	0.67
PepsiCo, Inc.	12,300	774	0.62
Tingyi (Cayman Islands) Holding Corp.	240,000	677	0.54
Avon Products, Inc.	28,600	523	0.42
Ajinomoto Co., Inc.	46,000	514	0.41
Tesco PLC	65,400	422	0.34
Philip Morris International, Inc.	6,000	419	0.33
Imperial Tobacco Group PLC	9,150	333	0.27
Diageo PLC	15,600	323	0.26
Costco Wholesale Corp.	3,700	308	0.24
Reckitt Benckiser Group PLC	4,800	246	0.20
Colgate-Palmolive Co.	2,700	244	0.19
General Mills, Inc.	5,900	227	0.18
L'Oreal SA	1,657	183	0.14
Kraft Foods, Inc., Class A	2,100	74	0.06

		8,984	7.16

Telecommunication Services - 3.03%
Softbank Corp.	39,900	1,298	1.03
American Tower Corp., Class A1	14,600	804	0.64
Koninklijke KPN NV	46,275	605	0.48
Telstra Corp. Ltd.	154,800	504	0.40
Swisscom AG	585	235	0.19
Tele Norte Leste Participacoes SA (ADR)	20,600	224	0.18
Telus Corp.	2,600	133	0.11

		3,803	3.03

Utilities - 1.40%
Hong Kong & China Gas Co. Ltd.	308,800	695	0.56
National Grid PLC	61,300	607	0.48
PG&E Corp.	4,500	193	0.15
GDF Suez	5,391	152	0.12
Edison International	2,600	106	0.09

		1,753	1.40

Total Common Stocks (cost: $118,561,000)		115,951	92.41

Short-term securities - 8.49%
Barclays U.S. Funding LLC, 0.122%, 11/01/113	$3,000	3,000	2.39
BHP Billiton Finance USA Ltd., 0.10%, 11/28/113	1,700	1,700	1.35
Federal National Mortgage Association Discount notes, 0.08%, 12/07/113	250	250	0.20
Harvard University, 0.15%, 11/15/113	1,600	1,600	1.28
Scotiabanc, Inc., 0.07%, 11/02/113	1,500	1,500	1.20
Siemens Captal Co. LLC, 0.122%, 11/16/113	900	900	0.72
The International Bank for Reconstruction and Development, 0.0505%, 12/12/113	1,700	1,700	1.35

Total Short-term securities (cost: $10,650,000)		10,650	8.49

Total investment securities (cost: $129,211,000)		126,601	100.90
Other assets less liabilities		(1,130)	(0.90)

Net assets		$125,471	100.00%

1			Non-income producing security.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2011, the aggregate market value of these securities amounted to $28,050, representing 0.02% of net assets of which $28,050 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
October 31, 2011

[begin pie chart]
Investment portfolio - sector diversification

Information Technology	12.12%
Consumer Discretionary	9.51%
Industrials	12.45%
Financials	13.53%
Energy	11.11%
Materials	9.27%
Health Care	9.44%
Consumer Staples	11.28%
Telecommunication Services	4.54%
Utilities	2.05%
Short-term securities & other assets less liabilities	4.70%

Other includes short-term securities and other assets less liabilities
[end pie chart]

Capital Non-U.S. Equity Fund
October 31, 2011

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	17.1%
Britain	13.6
France	11.0
Switzerland	8.7
Hong Kong	5.9
Netherlands	5.8
Canada	5.7
Germany	4.6
Australia	3.5
Sweden	2.3
Ireland	2.3
Bermuda	2.1
South Korea	2.1
China	1.7
India	1.6
Finland	1.6
Denmark	1.6
Singapore	0.9
Austria	0.9
Luxembourg	0.5
United States	0.5
Spain	0.4
Brazil	0.4
Taiwan	0.3
Israel	0.3
Short-term securities & other assets less liabilities	4.7

Capital Non-U.S. Equity Fund
Schedule of Investments
at October 31, 2011

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.30%
Financials - 13.53%
HSBC Holdings PLC	133,662	$1,166	2.33%
AIA Group Ltd.	286,200	863	1.73
Sampo OYJ, Class A	28,450	781	1.56
Standard Chartered PLC	32,000	745	1.49
ICICI Bank Ltd. (ADR)	18,300	680	1.36
DBS Group Holdings Ltd.	46,286	452	0.90
BNP Paribas	9,431	418	0.84
Bank of China Ltd., Class H	762,000	269	0.54
Sun Hung Kai Properties Ltd.	18,000	245	0.49
Australia & New Zealand Banking Group Ltd.	10,808	244	0.49
Wharf Holdings Ltd.	38,000	202	0.40
Swire Pacific Ltd., Class A	12,500	145	0.29
The Bank of East Asia Ltd.	35,800	129	0.26
HDFC Bank Ltd. (ADR)	3,500	111	0.22
Macquarie Group Ltd.	3,996	101	0.20
China Overseas Land & Investment Ltd.	50,000	91	0.18
BOC Hong Kong Holdings Ltd.	37,500	87	0.17
Itau Unibanco Holding SA (ADR)	2,000	38	0.08

		6,767	13.53

Industrials - 12.45%
FANUC Corp.	5,700	920	1.84
Bouygues SA	19,950	746	1.49
Kurita Water Industries Ltd.	27,000	745	1.49
SMC Corp.	4,600	717	1.43
Assa Abloy AB, Class B	26,936	654	1.31
Cae, Inc.	46,000	491	0.98
JGC Corp.	17,000	477	0.96
Andritz AG	4,840	427	0.86
Schneider Electric SA	7,250	420	0.84
Mitsubishi Corp.	19,000	391	0.78
FirstGroup PLC	27,500	147	0.29
Nidec Corp.	1,100	90	0.18

		6,225	12.45

Information Technology - 12.12%
Samsung Electronics Co. Ltd. (GDR)	3,569	1,027	2.05
Murata Manufacturing Co. Ltd.	18,100	1,008	2.02
Keyence Corp.	3,500	890	1.78
SAP AG	10,706	645	1.29
Hitachi Ltd.	105,000	564	1.13
ASML Holding NV	12,800	534	1.07
Canon, Inc.	9,600	438	0.88
Trend Micro, Inc.	11,800	422	0.84
Premier Farnell PLC	66,200	185	0.37
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,900	150	0.30
Nintendo Co. Ltd.	700	106	0.21
Hamamatsu Photonics K.K.	2,400	92	0.18

		6,061	12.12

Consumer Staples - 11.28%
Danone SA	14,762	1,021	2.04
Nestle SA	15,284	885	1.77
Pernod-Ricard SA	8,927	832	1.66
Tingyi (Cayman Islands) Holding Corp.	198,000	558	1.12
Tesco PLC	79,500	512	1.02
Diageo PLC	23,900	495	0.99
L'Oreal SA	3,811	420	0.84
Imperial Tobacco Group PLC	9,273	338	0.68
Reckitt Benckiser Group PLC	6,500	333	0.67
Ajinomoto Co., Inc.	22,000	246	0.49

		5,640	11.28

Energy - 11.11%
Royal Dutch Shell PLC, Class A (ADR)	15,900	1,128	2.26
BG Group PLC	50,100	1,086	2.17
Seadrill Ltd.	31,644	1,039	2.08
Fugro NV	13,168	772	1.54
Cenovus Energy, Inc.	21,300	730	1.46
Encana Corp.	18,700	406	0.81
Imperial Oil Ltd.	3,800	157	0.31
Pengrowth Energy Corp.	9,200	96	0.19
Cameco Corp.	4,200	90	0.18
Enbridge, Inc.	1,600	55	0.11

		5,559	11.11

Consumer Discretionary - 9.51%
Compagnie Financiere Richemont SA, Class A	18,720	1,062	2.12
Hennes & Mauritz AB, Class B	15,523	512	1.02
Bayerische Motoren Werke AG	6,129	499	1.00
Li & Fung Ltd.	248,000	479	0.96
LVMH Moet Hennessy Louis Vuitton SA	2,825	468	0.94
Denso Corp.	10,300	318	0.64
Whitbread PLC	10,800	287	0.57
SES SA	10,422	266	0.53
Virgin Media, Inc.	10,500	256	0.51
Inditex SA	2,338	212	0.42
Television Broadcasts Ltd.	26,000	149	0.30
Shangri-La Asia Ltd.	46,000	91	0.18
GKN PLC	29,400	89	0.18
Dixons Retail PLC1	188,600	36	0.07
Li Ning Co. Ltd.	37,000	35	0.07

		4,759	9.51

Health Care - 9.44%
Shire PLC	33,800	1,061	2.12
Novo Nordisk A/S, Class B	7,369	778	1.56
Bayer AG	11,441	730	1.46
Novartis AG	11,310	639	1.28
Roche Holding AG	3,229	531	1.06
Essilor International SA	6,359	460	0.92
Sonova Holding AG1	1,675	176	0.35
Sysmex Corp.	4,700	155	0.31
Cochlear Ltd.	1,764	108	0.21
Nakanishi, Inc.	900	84	0.17

		4,722	9.44

Materials - 9.27%
Rio Tinto PLC	15,200	822	1.64
Syngenta AG1	2,568	785	1.57
Air Liquide SA	4,532	585	1.17
BHP Billiton Ltd.	13,524	530	1.06
Newcrest Mining Ltd.	14,565	513	1.03
Linde AG	2,708	430	0.86
Inmet Mining Corp.	6,400	382	0.76
Barrick Gold Corp.	4,700	232	0.46
Israel Chemicals Ltd. (ADR)	11,600	141	0.28
Anglo American PLC	3,400	125	0.25
CRH PLC	5,150	92	0.19

		4,637	9.27

Telecommunication Services - 4.54%
Softbank Corp.	27,300	888	1.78
Koninklijke KPN NV	36,200	473	0.95
Swisscom AG	662	266	0.53
Telstra Corp. Ltd.	78,559	256	0.51
Telus Corp.	4,200	215	0.43
Tele Norte Leste Participacoes SA (ADR)	15,800	171	0.34

		2,269	4.54

Utilities - 2.05%
Hong Kong & China Gas Co. Ltd.	215,000	484	0.97
National Grid PLC	42,900	425	0.85
GDF Suez	4,175	118	0.23

		1,027	2.05

Total Common Stocks (cost: $50,630,000)		47,666	95.30

Short-term securities - 6.10%
Federal Home Loan Mortgage Corp. Discount notes, 0.06%, 11/09/112	$700	700	1.40
John Deere Credit Ltd., 0.09%, 11/07/112	550	550	1.10
Proctor Gamble And Co., 0.09%, 01/20/122	800	800	1.60
The Walt Disney Co., 0.07%, 12/07/112	1,000	1,000	2.00

Total Short-term securities (cost: $3,050,000)		3,050	6.10

Total investment securities (cost: $53,680,000)		$50,716	101.40%
Other assets less liabilities		(701)	(1.40)

Net assets		$50,015	100.00%

1			Non-income producing security.
2			Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

Capital U.S. Equity Fund
October 31, 2011

[begin pie chart]
Investment portfolio - sector diversification

Information Technology	18.36%
Consumer Discretionary	15.68%
Industrials	14.66%
Financials	8.39%
Energy	13.10%
Materials	9.83%
Health Care	9.88%
Consumer Staples	4.25%
Telecommunication Services	1.73%
Utilities	1.58%
Short-term securities & other assets less liabilities	2.54%

Other includes short-term securities and other assets less liabilities
[end pie chart]

Capital U.S. Equity Fund
Schedule of Investments
at October 31, 2011

	Shares	Market value (000)	Percent of net assets
Common Stocks - 97.46%
Information Technology - 18.36%
International Business Machines Corp.	9,500	$1,754	2.37%
Google, Inc., Class A1	2,500	1,482	2.00
Oracle Corp.	36,800	1,206	1.63
Microsoft Corp.	42,300	1,126	1.52
Broadcom Corp., Class A1	26,900	971	1.31
Jack Henry & Associates, Inc.	29,000	940	1.27
Maxim Integrated Products, Inc.	31,100	814	1.10
QUALCOMM, Inc.	14,600	753	1.02
Visa, Inc., Class A	7,900	737	0.99
Microchip Technology, Inc.	19,100	691	0.93
KLA-Tencor Corp.	14,100	664	0.90
TE Connectivity Ltd.	15,300	544	0.73
Apple, Inc.1	1,300	526	0.71
First Solar, Inc.1	8,200	408	0.55
SAP AG (ADR)1	6,300	380	0.51
Accenture PLC, Class A	3,000	181	0.24
Juniper Networks, Inc.1	5,800	142	0.19
Genpact Ltd.1	7,700	124	0.17
National Instruments Corp.	3,200	85	0.11
Nintendo Co. Ltd. (ADR)	4,200	79	0.11

		13,607	18.36

Consumer Discretionary - 15.68%
The Home Depot, Inc.	48,800	1,747	2.36
Target Corp.	28,100	1,538	2.07
Comcast Corp., Class A	61,200	1,435	1.94
Tiffany & Co.	12,700	1,013	1.37
Urban Outfitters, Inc.1	31,000	845	1.14
Stanley Black & Decker, Inc.	12,500	798	1.08
Carnival Corp.	22,500	792	1.07
The Walt Disney Co.	16,000	558	0.75
Coach, Inc.	8,500	553	0.75
Scripps Networks Interactive, Inc., Class A	12,600	535	0.72
Signet Jewelers Ltd.1	9,700	418	0.56
NIKE, Inc., Class B	2,300	222	0.30
Time Warner Cable, Inc.	3,400	217	0.29
Omnicom Group, Inc.	4,600	205	0.28
Nordstrom, Inc.	3,800	193	0.26
Best Buy Co., Inc.	4,900	129	0.17
DreamWorks Animation SKG, Inc., Class A1	6,600	122	0.16
The New York Times Co., Class A1	14,500	110	0.15
Pulte Group, Inc.1	21,200	110	0.15
Strayer Education, Inc.	1,000	85	0.11

		11,625	15.68

Industrials - 14.66%
United Technologies Corp.	14,900	1,162	1.57
Danaher Corp.	24,000	1,160	1.56
Emerson Electric Co.	22,800	1,097	1.48
General Electric Co.	57,500	961	1.30
Iron Mountain, Inc.	29,000	897	1.21
3M Co.	10,500	830	1.12
Norfolk Southern Corp.	9,700	718	0.97
Nielsen Holdings NV1	24,000	704	0.95
The Boeing Co.	9,600	632	0.85
Caterpillar, Inc.	6,300	595	0.80
Illinois Tool Works, Inc.	10,900	530	0.71
Republic Services, Inc.	17,700	504	0.68
United Parcel Service, Inc., Class B	5,100	358	0.48
Union Pacific Corp.	3,400	339	0.46
FedEx Corp.	3,500	286	0.39
Jacobs Engineering Group, Inc.1	2,500	97	0.13

		10,870	14.66

Energy - 13.10%
Schlumberger Ltd.	19,000	1,396	1.88
Cenovus Energy, Inc.	37,600	1,286	1.74
Royal Dutch Shell PLC, Class B (ADR)	15,000	1,077	1.45
Noble Energy, Inc.	11,200	1,001	1.35
Chevron Corp.	9,500	998	1.35
Royal Dutch Shell PLC, Class A (ADR)	12,900	915	1.23
Encana Corp.	32,600	707	0.95
EOG Resources, Inc.	5,600	501	0.68
Dril-quip, Inc.1	7,100	462	0.62
Exxon Mobil Corp.	5,000	390	0.53
Halliburton Co.	9,800	366	0.49
Weatherford International Ltd.1	20,800	322	0.44
Imperial Oil Ltd.	4,500	186	0.25
Cameco Corp.	4,700	101	0.14

		9,708	13.10

Health Care - 9.88%
Shire PLC	15,300	1,443	1.95
Allergan, Inc.	14,600	1,228	1.66
Bristol-Myers Squibb Co.	35,000	1,106	1.49
Seattle Genetics, Inc.1	42,600	937	1.26
Cerner Corp.1	12,200	774	1.04
UnitedHealth Group, Inc.	14,600	701	0.94
Pharmasset, Inc.1	4,500	317	0.43
Pfizer, Inc.	16,400	316	0.43
Novo Nordisk A/S	2,800	297	0.40
Human Genome Sciences, Inc.1	20,200	207	0.28

		7,326	9.88

Materials - 9.83%
Allegheny Technologies, Inc.	50,800	2,357	3.18
Monsanto Co.	14,800	1,076	1.45
Air Products & Chemicals, Inc.	11,200	965	1.30
Barrick Gold Corp.	19,300	955	1.29
Ecolab, Inc.	11,700	630	0.85
Nucor Corp.	12,200	461	0.62
Vulcan Materials Co.	14,700	460	0.62
Rio Tinto PLC	7,100	384	0.52

		7,288	9.83

Financials - 8.39%
JPMorgan Chase & Co.	40,800	1,418	1.91
The Goldman Sachs Group, Inc.	12,400	1,358	1.83
BB&T Corp.	33,400	780	1.05
Marsh & McLennan Cos., Inc.	24,300	744	1.00
The Charles Schwab Corp.	48,300	593	0.80
The Progressive Corp.	19,400	369	0.50
Ace Ltd.	5,100	368	0.50
Aon Corp.	5,100	238	0.32
The Allstate Corp.	8,600	227	0.31
Aflac, Inc.	2,800	126	0.17

		6,221	8.39

Consumer Staples - 4.25%
PepsiCo, Inc.	14,200	894	1.21
Nestle SA (ADR)	9,700	560	0.76
Philip Morris International, Inc.	7,200	503	0.68
Avon Products, Inc.	23,500	430	0.58
Colgate-Palmolive Co.	4,300	389	0.52
Costco Wholesale Corp.	2,800	233	0.31
General Mills, Inc.	3,700	142	0.19

		3,151	4.25

Telecommunication Services - 1.73%
American Tower Corp., Class A1	19,700	1,085	1.46
Verizon Communications, Inc.	5,300	196	0.27

		1,281	1.73

Utilities - 1.58%
PG&E Corp.	10,300	442	0.60
Edison International	9,100	369	0.50
National Grid PLC	7,100	356	0.48

		1,167	1.58

Total Common Stocks (cost: $69,319,000)		72,244	97.46

Short-term securities - 2.02%
Federal Farm Credit Discount Notes, 0.025%, 11/30/112	$600	600	0.81
Jupiter Securitization Co. LLC, 0.130%, 11/04/112	900	900	1.21

Total Short-term securities (cost: $1,500,000)		1,500	2.02

Total investment securities (cost: $70,819,000)		73,744	99.48
Other assets less liabilities		385	0.52

Net assets		$74,129	100.00%

1			Non-income producing security.
2			Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

See Notes to Financial Statements

Capital Core Municipal Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $227,053)		$232,777
Short-term investments, at value (cost: $16,220)		16,220
Cash		88
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Interest	3,118
Reimbursement from investment adviser	5
		3,123
Total assets		252,208

Liabilities:
Payables for:
Purchases of investments	2,508
Repurchases of fund's shares	–
Investment advisory services	74
Other accrued expenses	80
Total liabilities		2,662
Net assets at October 31, 2011:		$249,546

Net assets consist of:
Capital paid in on shares of beneficial interest		$244,436
Accumulated undistributed net investment income		1
Accumulated net realized loss		(615)
Net unrealized appreciation		5,724
Net assets at October 31, 2011		$249,546

Shares outstanding:		24,260

Net asset value per share:		$10.29

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2011		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $113,932)		$115,791
	Short-term investments, at value (cost: $25,840)		25,840
	Cash		136
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	–
	Interest	1,380
	Reimbursement from investment adviser	7
			1,387
	Total assets		143,154

Liabilities:
	Payables for:
	Purchases of investments	5,087
	Repurchases of fund's shares	–
	Investment advisory services	41
	Other accrued expenses	62
	Total liabilities		5,190
Net assets at October 31, 2011:			$137,964

Net assets consist of:
	Capital paid in on shares of beneficial interest		$136,119
	Accumulated undistributed net investment income		–	1
	Accumulated net realized loss		(14)
	Net unrealized appreciation		1,859
Net assets at October 31, 2011			$137,964

Shares outstanding:			13,541

Net asset value per share:			$10.19

1	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital California Core Municipal Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $138,029)		$140,969
Short-term investments, at value (cost: $19,190)		19,190
Cash		244
Receivables for:
Sales of investments	–
Sales of fund's shares	172
Interest	1,828
Reimbursement from investment adviser	3
		2,003
Total assets		162,406

Liabilities:
Payables for:
Purchases of investments	4,498
Repurchases of fund's shares	6
Investment advisory services	46
Other accrued expenses	61
Total liabilities		4,611
Net assets at October 31, 2011:		$157,795

Net assets consist of:
Capital paid in on shares of beneficial interest		$154,822
Accumulated undistributed net investment income		1
Accumulated net realized gain		32
Net unrealized appreciation		2,940
Net assets at October 31, 2011		$157,795

Shares outstanding:		15,391

Net asset value per share:		$10.25

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $53,993)		$54,510
Short-term investments, at value (cost: $22,620)		22,620
Cash		102
Receivables for:
Sales of investments	–
Sales of fund's shares	97
Interest	638
Reimbursement from investment adviser	3
		738
Total assets		77,970

Liabilities:
Payables for:
Purchases of investments	1,372
Repurchases of fund's shares	–
Investment advisory services	22
Other accrued expenses	49
Total liabilities		1,443
Net assets at October 31, 2011:		$76,527

Net assets consist of:
Capital paid in on shares of beneficial interest		$75,981
Accumulated undistributed net investment income		–
Accumulated net realized gain		29
Net unrealized appreciation		517
Net assets at October 31, 2011		$76,527

Shares outstanding:		7,559

Net asset value per share:		$10.12

See Notes to Financial Statements

Capital Core Bond Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $260,427)		$268,632
Short-term investments, at value (cost: $15,252)		15,252
Cash		53
Receivables for:
Sales of investments	–
Sales of fund's shares	101
Interest	1,718
Reimbursement from investment adviser	5
		1,824
Total assets		285,761

Liabilities:
Payables for:
Purchases of investments	5,434
Repurchases of fund's shares	117
Investment advisory services	83
Other accrued expenses	88
Total liabilities		5,722
Net assets at October 31, 2011:		$280,039

Net assets consist of:
Capital paid in on shares of beneficial interest		$271,489
Accumulated undistributed net investment income		–
Accumulated net realized gain		345
Net unrealized appreciation		8,205
Net assets at October 31, 2011		$280,039

Shares outstanding:		26,931

Net asset value per share:		$10.40

See Notes to Financial Statements

Capital Global Equity Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $118,561)		$115,951
Short-term investments, at value (cost: $10,650)		10,650
Cash		55
Receivables for:
Sales of investments	411
Sales of fund's shares	157
Dividends	89
Reimbursement from investment adviser	2
		659
Total assets		127,315

Liabilities:
Payables for:
Purchases of investments	1,724
Repurchases of fund's shares	35
Unified fees	83
Other accrued expenses	2
Total liabilities		1,844
Net assets at October 31, 2011:		$125,471

Net assets consist of:
Capital paid in on shares of beneficial interest		$130,802
Accumulated undistributed net investment income		396
Accumulated net realized loss		(3,115)
Net unrealized depreciation		(2,612)
Net assets at October 31, 2011		$125,471

Shares outstanding:		13,665

Net asset value per share:		$9.18

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $50,630)		$47,666
Short-term investments, at value (cost: $3,050)		3,050
Cash		585
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Dividends	64
Reimbursement from investment adviser	2
		66
Total assets		51,367

Liabilities:
Payables for:
Purchases of investments	1,317
Repurchases of fund's shares	–
Unified fees	34
Other accrued expenses	1
Total liabilities		1,352
Net assets at October 31, 2011:		$50,015

Net assets consist of:
Capital paid in on shares of beneficial interest		$54,554
Accumulated undistributed net investment income		234
Accumulated net realized loss		(1,807)
Net unrealized depreciation		(2,966)
Net assets at October 31, 2011		$50,015

Shares outstanding:		5,508

Net asset value per share:		$9.08

See Notes to Financial Statements

Capital U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2011		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $69,319)			$72,244
	Short-term investments, at value (cost: $1,500)			1,500
	Cash			68
	Receivables for:
	Sales of investments	303
	Sales of fund's shares	–
	Dividends	53
	Reimbursement from investment adviser	2
				358
	Total assets			74,170

Liabilities:
	Payables for:
	Purchases of investments	–
	Repurchases of fund's shares	–	1
	Unified fees	40
	Other accrued expenses	1
	Total liabilities			41
Net assets at October 31, 2011:				$74,129

Net assets consist of:
	Capital paid in on shares of beneficial interest			$67,473
	Accumulated undistributed net investment income			39
	Accumulated net realized gain			3,692
	Net unrealized appreciation			2,925
Net assets at October 31, 2011				$74,129

Shares outstanding:				5,177

Net asset value per share:				$14.32

1	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Core Municipal Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest		$6,203

Fees and expenses:
Investment advisory services	868
Administrative and accounting services	74
Registration fees	36
Audit and tax fees	27
Transfer agent services	13
Trustees' compensation	12
Other	11
Total fees and expenses		1,041
Reimbursement of fees		(48)
Net fees and expenses		993
Net investment income		5,210

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized loss on investments		(615)
Net unrealized appreciation on investments		557
Net realized loss and unrealized appreciation on investments		(58)
Net increase in net assets resulting from operations		$5,152

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest		$1,816

Fees and expenses:
Investment advisory services	440
Administrative and accounting services	38
Registration fees	37
Audit and tax fees	27
Transfer agent services	12
Trustees' compensation	12
Other	8
Total fees and expenses		574
Reimbursement of fees		(70)
Net fees and expenses		504
Net investment income		1,312

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized loss on investments		(13)
Net unrealized appreciation on investments		778
Net realized loss and unrealized appreciation on investments		765
Net increase in net assets resulting from operations		$2,077

See Notes to Financial Statements

Capital California Core Municipal Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest		$3,573

Fees and expenses:
Investment advisory services	526
Administrative and accounting services	45
Registration fees	7
Audit and tax fees	27
Transfer agent services	13
Trustees' compensation	12
Other	8
Total fees and expenses		638
Reimbursement of fees		(36)
Net fees and expenses		602
Net investment income		2,971

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		33
Net unrealized appreciation on investments		424
Net realized gain and unrealized appreciation on investments		457
Net increase in net assets resulting from operations		$3,428

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest		$760

Fees and expenses:
Investment advisory services	216
Administrative and accounting services	19
Registration fees	8
Audit and tax fees	27
Transfer agent services	12
Trustees' compensation	12
Other	6
Total fees and expenses		300
Reimbursement of fees		(50)
Net fees and expenses		250
Net investment income		510

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		38
Net unrealized appreciation on investments		84
Net realized gain and unrealized appreciation on investments		122
Net increase in net assets resulting from operations		$632

See Notes to Financial Statements

Capital Core Bond Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest (net of non U.S. taxes of $1)		$5,684

Fees and expenses:
Investment advisory services	896
Administrative and accounting services	77
Registration fees	39
Audit and tax fees	27
Transfer agent services	13
Trustees' compensation	12
Other	10
Total fees and expenses		1,074
Reimbursement of fees		(49)
Net fees and expenses		1,025
Net investment income		4,659

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		741
Net unrealized appreciation on investments		2,314
Net realized gain and unrealized appreciation on investments		3,055
Net increase in net assets resulting from operations		$7,714

See Notes to Financial Statements

Capital Global Equity Fund
Statement of operations
for the year ended October 31, 20111			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $41)	$799
	Interest	6		805

	Fees and expenses:
	Unified fees	382
	Trustees' compensation	7
	Legal fees	3
	Other	–	2
	Total fees and expenses			392
	Reimbursement of fees			(9)
	Net fees and expenses			383
	Net investment income			422

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(3,115)
	Net realized loss on currency			(26)
	Net unrealized depreciation on investments			(2,610)
	Net unrealized depreciation on currency translations			(2)
	Net realized loss and unrealized depreciation on investments and currency			(5,753)
Net decrease in net assets resulting from operations				$(5,331)

1	The Fund commenced operations on April 1, 2011.
2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
Statement of operations
for the year ended October 31, 20111			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $40)	$494
	Interest	2		496

	Fees and expenses:
	Unified fees	194
	Trustees' compensation	7
	Legal fees	2
	Other	–	2
	Total fees and expenses			203
	Reimbursement of fees			(9)
	Net fees and expenses			194
	Net investment income			302

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(1,808)
	Net realized loss on currency			(67)
	Net unrealized depreciation on investments			(2,964)
	Net unrealized depreciation on currency translations			(2)
	Net realized loss and unrealized depreciation on investments and currency			(4,841)
Net decrease in net assets resulting from operations				$(4,539)

1	The Fund commenced operations on April 1, 2011.
2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital U.S. Equity Fund
Statement of operations
for the year ended October 31, 20111			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $12)	$822
	Interest	2	824

	Fees and expenses:
	Unified fees	300
	Trustees' compensation	7
	Legal fees	2
	Other	2
	Total fees and expenses		311
	Reimbursement of fees		(9)
	Net fees and expenses		302
	Net investment income		522

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized gain on investments		9,587
	Net realized gain on currency		–	2
	Net unrealized depreciation on investments		(15,313)
	Net realized gain and unrealized depreciation on investments		(5,726)
Net decrease in net assets resulting from operations			$(5,204)

1
Endowments – Growth and Income Portfolio (the “Predecessor Fund”) was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011. In connection with the reorganization, the Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund and the fund changed its fiscal year-end from July to October.

2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/11	For the year ended 10/31/101

Operations:
Net investment income	$5,210	$2,253
Net realized gain (loss) on investments	(615)	576
Net unrealized appreciation on investments	557	5,167
Net increase in net assets resulting from operations	5,152	7,996

Dividends and distributions to shareholders:
Dividends from net investment income	(5,209)	(2,253)
Distributions from capital gain	(576)	(1)
Total dividends and distributions	(5,785)	(2,254)

Net capital share transactions	(18,523)	262,960

Total increase (decrease) in net assets	(19,156)	268,702

Net assets:
Beginning of year	268,702	–
End of year (including undistributed net investment income: $1 and $-, respectively.)	$249,546	$268,702

1	The Fund commenced operations on April 13, 2010.

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the year ended 10/31/11	For the year ended 10/31/101

Operations:
	Net investment income	$1,312	$389
	Net realized gain (loss) on investments	(13)	100
	Net unrealized appreciation on investments	778	1,081
	Net increase in net assets resulting from operations	2,077	1,570

Dividends and distributions to shareholders:
	Dividends from net investment income	(1,315)	(389)
	Distributions from capital gain	(100)	(1)
	Total dividends and distributions	(1,415)	(390)

Net capital share transactions		47,805	88,317

Total increase in net assets		48,467	89,497

Net assets:
	Beginning of year	89,497	–
	End of year (including undistributed net investment income: $-2 and $-, respectively.)	$137,964	$89,497

1	The Fund commenced operations on April 13, 2010.
2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital California Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/11	For the year ended 10/31/101

Operations:
Net investment income	$2,971	$1,096
Net realized gain on investments	33	3
Net unrealized appreciation on investments	424	2,516
Net increase in net assets resulting from operations	3,428	3,615

Dividends and distributions to shareholders:
Dividends from net investment income	(2,970)	(1,096)
Distributions from capital gain	(1)	(2)
Total dividends and distributions	(2,971)	(1,098)

Net capital share transactions	(11,204)	166,025

Total increase (decrease) in net assets	(10,747)	168,542

Net assets:
Beginning of year	168,542	–
End of year (including undistributed net investment income: $1 and $-, respectively.)	$157,795	$168,542

1	The Fund commenced operations on April 13, 2010.

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the year ended 10/31/11	For the year ended 10/31/101

Operations:
	Net investment income	$510	$165
	Net realized gain (loss) on investments	38	(9)
	Net unrealized appreciation on investments	84	433
	Net increase in net assets resulting from operations	632	589

Dividends and distributions to shareholders:
	Dividends from net investment income	(510)	(165)
	Distributions from capital gain	–	–
	Total dividends and distributions	(510)	(165)

Net capital share transactions		25,740	50,241

Total increase in net assets		25,862	50,665

Net assets:
	Beginning of year	50,665	–
	End of year (including undistributed net investment income: $- and $-2, respectively.)	$76,527	$50,665

1	The Fund commenced operations on April 13, 2010.
2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Core Bond Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/11	For the year ended 10/31/101

Operations:
Net investment income	$4,659	$1,875
Net realized gain on investments	741	3,178
Net unrealized appreciation on investments	2,314	5,891
Net increase in net assets resulting from operations	7,714	10,944

Dividends and distributions to shareholders:
Dividends from net investment income	(5,055)	(1,875)
Distributions from capital gain	(2,947)	(231)
Total dividends and distributions	(8,002)	(2,106)

Net capital share transactions	50,142	221,347

Total increase in net assets	49,854	230,185

Net assets:
Beginning of year	230,185	–
End of year (including undistributed net investment income: $- and $-, respectively.)	$280,039	$230,185

1	The Fund commenced operations on April 13, 2010.

See Notes to Financial Statements

Capital Global Equity Fund
Statement of changes in net assets
(dollars in thousands)

For the year ended 10/31/111

Operations:
Net investment income	$422
Net realized loss on investments and currency	(3,141)
Net unrealized depreciation on investments and currency	(2,612)
Net decrease in net assets resulting from operations	(5,331)

Dividends and distributions to shareholders:
Dividends from net investment income	–
Distributions from capital gain	–
Total dividends and distributions	–

Net capital share transactions	130,802

Total increase in net assets	125,471

Net assets:
Beginning of year	–
End of year (including undistributed net investment income: $396.)	$125,471

1	The Fund commenced operations on April 1, 2011.

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
Statement of changes in net assets
(dollars in thousands)

For the year ended 10/31/111

Operations:
Net investment income	$302
Net realized loss on investments and currency	(1,875)
Net unrealized depreciation on investments and currency	(2,966)
Net decrease in net assets resulting from operations	(4,539)

Dividends and distributions to shareholders:
Dividends from net investment income	–
Distributions from capital gain	–
Total dividends and distributions	–

Net capital share transactions	54,554

Total increase in net assets	50,015

Net assets:
Beginning of year	–
End of year (including undistributed net investment income: $234.)	$50,015

1	The Fund commenced operations on April 1, 2011.

See Notes to Financial Statements

Capital U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/111	For the eight months ended 3/31/11	For the year ended 7/31/10

Operations:
Net investment income	$522	$886	$1,419
Net realized gain on investments and currency	9,587	2,756	158
Net unrealized appreciation (depreciation) on investments and currency	(15,313)	9,876	8,397
Net increase (decrease) in net assets resulting from operations	(5,204)	13,518	9,974

Dividends and distributions to shareholders:
Dividends from net investment income	(485)	(1,092)	(1,308)
Distributions from capital gain	–	–	–
Total dividends and distributions	(485)	(1,092)	(1,308)

Net capital share transactions	(5,991)	(1,861)	(12,107)

Total increase (decrease) in net assets	(11,680)	10,565	(3,441)

Net assets:
Beginning of year	85,809	75,244	78,685
End of year (including undistributed net investment income: $39, $1 and $205, respectively.)	$74,129	$85,809	$75,244

1
Endowments – Growth and Income Portfolio (the “Predecessor Fund”) was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011. In connection with the reorganization, the Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund and the fund changed its fiscal year-end from July to October.

See Notes to Financial Statements

Capital Private Client Services Funds
Notes to financial statements

1.   Organization

Capital Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund) and three equity funds (Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund) (each a “Fund,” collectively the “Funds”). On April 1, 2011, Capital Global Equity Fund and Capital Non-U.S. Equity Fund each obtained its initial capitalization of $25,000,000 from the sale of shares of beneficial interest to Capital Guardian Trust Company. The Trust’s fiscal year ends on October 31. Each Fund offers one class of shares.

Endowments-Growth and Income Portfolio (the “Predecessor Fund”), was reorganized into the Capital U.S. Equity Fund, effective at the close of business April 1, 2011, pursuant to an Agreement and Plan of Reorganization, dated March 25, 2011, and approved by the shareholders of the Predecessor Fund.  The Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund. In connection with the reorganization, the fiscal year end and tax year end of the Predecessor Fund was changed from July 31 to October 31 to conform with the other series of the Trust.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital.  Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax.  Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital.  Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.  Capital Core Bond Fund seeks to provide current income and to preserve capital. Capital Global Equity Fund and Capital Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2.   Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared and paid monthly for the Fixed Income funds after the determination of each Fund’s net investment income. Dividends paid to shareholders for the Equity funds are recorded on the ex-dividend date. Distributions paid to shareholders are recorded on the ex-dividend date for all funds.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.   Valuation

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2011 (dollars in thousands):

Investment Securities	Level 1	Level 2		Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$232,777		$–	$232,777
Short-term investments	–	16,220		–	16,220
Total Investments	$–	$248,997		$–	$248,997

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$115,791		$–	$115,791
Short-term investments	–	25,840		–	25,840
Total Investments	$–	$141,631		$–	$141,631

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$140,969		$–	$140,969
Short-term investments	–	19,190		–	19,190
Total Investments	$–	$160,159		$–	$160,159

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$54,510		$–	$54,510
Short-term investments	–	22,620		–	22,620
Total Investments	$–	$77,130		$–	$77,130

Investment Securities	Level 1	Level 2		Level 3	Total
Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$135,450		$–	$135,450
Mortgage-backed obligations	–	60,779		–	60,779
Corporate bonds & notes	–	66,574		–	66,574
Municipals	–	3,558		–	3,558
Government agency bonds & notes outside the U.S.	–	1,252		–	1,252
Asset-backed obligations	–	1,019		–	1,019
Short-term investments	–	15,252		–	15,252
Total investments	$–	$283,884		$–	$283,884

Capital Global Equity Fund
Common Stocks:
Information Technology	$12,909	$5,361	1	$–	$18,270
Consumer Discretionary	$10,860	$5,812	1	–	16,672
Industrials	$9,144	$6,805	1	–	15,949
Financials	$7,131	$7,037	1	–	14,168
Energy	$11,686	$2,322	1	–	14,008
Materials	$6,817	$5,607	1	–	12,424
Health Care	$4,024	$5,896	1	–	9,920
Consumer Staples	$2,569	$6,415	1	–	8,984
Telecommunication Services	$1,161	$2,642	1	–	3,803
Utilities	$299	$1,454	1	–	1,753
Short-term investments	–	10,650		–	10,650
Total Investments	$66,600	$60,001		$–	$126,601

Capital Non-U.S. Equity Fund
Common Stocks:
Financials	$829	$5,938	2	$–	$6,767
Industrials	$491	$5,734	2	–	6,225
Information Technology	$1,177	$4,884	2	–	6,061
Consumer Staples	$–	$5,640	2	–	5,640
Energy	$2,662	$2,897	2	–	5,559
Consumer Discretionary	$256	$4,503	2	–	4,759
Health Care	$–	$4,722	2	–	4,722
Materials	$755	$3,882	2	–	4,637
Telecommunication Services	$386	$1,883	2	–	2,269
Utilities	$–	$1,027	2	–	1,027
Short-term investments	–	3,050		–	3,050
Total Investments	$6,556	$44,160		$–	$50,716

Capital U.S. Equity Fund
Common Stocks3	$72,244	$–		$–	$72,244
Short-term investments	–	1,500		–	1,500
Total Investments	$72,244	$1,500		$–	$73,744

1  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of trading; therefore, $49,351 of investment securities were classified as Level 2 instead of Level 1.

2  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of trading; therefore, $41,110 of investment securities were classified as Level 2 instead of Level 1.

3 The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

At October 31, 2011, there were no significant transfers between Level 1 and Level 2.  There were no Level 3 securities held in the Funds during the year ended October 31, 2011.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 expands ASC 820’s disclosure requirements to include, for any measurements using level 3 inputs, a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, a description of the valuation processes in place, and a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs. ASU 2011-04 also amends ASC 820 to require entities to disclose any transfers into and out of levels 1 and 2. ASU 2011-04 is effective for annual periods beginning after December 15, 2011. The Trust is currently assessing the impact that the adoption of the ASU 2011-04 will have on the Trust’s financial statement disclosures.

4.   Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the Funds to experience a loss and may affect their share price.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or similar project type may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

Management – The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California  –  Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than comparable municipal bond mutual funds that do not concentrate their investments in a single state.  For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.
Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.  Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities – Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the Funds to invest the principal in higher yielding securities.

Investing in growth-oriented stocks – Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in income-oriented stocks – Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Funds invest.

5.   Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The tax character of distributions paid during the year ended October 31, 2011 and period ended October 31, 2010, the most recently completed tax year, were as follows (dollars in thousands):

	Tax-Exempt		Ordinary Income			Long-Term Capital Gains
	2011	2010	2011		2010	2011	2010
Capital Core Municipal Fund	$5,206	$2,249	$579		$5	$–	$–
Capital Short-Term Municipal Fund	1,315	387	100		3	–	–
Capital California Core Municipal Fund	2,969	1,095	3		3	–	–
Capital California Short-Term Municipal Fund	510	164	-	1	1	–	–
Capital Core Bond Fund	–	–	8,002		2,106	–	–
Capital Global Equity Fund*	–	N/A	–		N/A	–	N/A
Capital Non-U.S. Equity Fund*	–	N/A	–		N/A	–	N/A
Capital U.S. Equity Fund*	–	N/A	485		N/A	–	N/A
 *Commencement of operations was 4/1/11.
 1 Rounds to less than $1,000.

At October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows (dollars in thousands):

	Tax-Exempt	Undistributed ordinary income	Undistributed Long-Term Capital Gains	Capital Loss Carryover	Unrealized appreciation (depreciation)	Total
Capital Core Municipal Fund	$1	$–	$–	$(615)	$5,724	$5,110
Capital Short-Term Municipal Fund	–	–	–	(14)	1,859	1,845
Capital California Core Municipal Fund	1	–	32	–	2,940	2,973
Capital California Short-Term Municipal Fund	–	29	1	–	517	547
Capital Core Bond Fund	–	145	212	–	8,193	8,550
Capital Global Equity Fund	–	371	–	(2,560)	(3,142)	(5,331)
Capital Non-U.S. Equity Fund	–	206	–	(1,714)	(3,031)	(4,539)
Capital U.S. Equity Fund	–	39	3,823	–	2,794	6,656
1 Amount rounds to less than $1,000.

Capital loss carryovers available to the Funds at October 31, 2011 were as follows (dollars in thousands):

	Expiring 2019	Expiring Unlimited
Capital Core Municipal Fund	$615	$–
Capital Short-Term Municipal Fund	14	–
Capital California Core Municipal Fund	–	–
Capital California Short-Term Municipal Fund1	–	–
Capital Core Bond Fund	–	–
Capital Global Equity Fund	–	2,560
Capital Non-U.S. Equity Fund	–	1,714
Capital U.S. Equity Fund2	–	–
1 During the year ended October 31, 2011, a capital loss carryforward of $9,029 was utilized to offset net realized gains by the Fund.
2 During the year ended October 31, 2011, a capital loss carryforward of $5,888,631 was utilized to offset net realized gains by the Fund. This capital loss carryforward amount came over as part of merger with ENDI Target Fund.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at October 31, 2011 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Capital Core Municipal Fund	$243,273	$5,861	$(137)	$5,724
Capital Short-Term Municipal Fund	139,772	1,966	(107)	1,859
Capital California Core Municipal Fund	157,219	3,082	(142)	2,940
Capital California Short-Term Municipal Fund	76,613	614	(97)	517
Capital Core Bond Fund	275,691	8,380	(187)	8,193
Capital Global Equity Fund	129,767	3,120	(6,286)	(3,166)
Capital Non-U.S. Equity Fund	53,774	539	(3,597)	(3,058)
Capital U.S. Equity Fund	70,950	7,648	(4,854)	2,794

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

6.   Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds.  CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through December 31, 2012, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%
Capital Core Bond Fund	0.40%
Capital Global Equity Fund	0.85%
Capital Non-U.S. Equity Fund	0.85%
Capital U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the funds. The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund. The unified management fee for the Capital Global Equity Fund and Capital Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, CGTC pays all expenses of managing and operating the funds out of the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses.  These expenses which are not paid by CGTC from the unified management fee are paid by the funds.  A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

7.      Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase/decrease
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2011
Capital Core Municipal Fund	$49,386	4,861	$3,067	303	$(70,976)	(7,057)	$(18,523)	(1,893)
Capital Short-Term Municipal Fund	97,060	9,606	1,193	118	(50,448)	(4,982)	47,805	4,742
Capital California Core Municipal Fund	33,834	3,353	1,464	145	(46,502)	(4,641)	(11,204)	(1,143)
Capital California Short-Term Municipal Fund	54,808	5,440	377	38	(29,445)	(2,918)	25,740	2,560

Capital Core Bond Fund	92,892	9,085	6,162	609	(48,912)	(4,784)	50,142	4,910
Capital Global Equity Fund*	133,035	13,910	-	-	(2,233)	(245)	130,802	13,665
Capital Non-U.S. Equity Fund*	57,057	5,776	-	-	(2,503)	(268)	54,554	5,508
Capital U.S. Equity Fund*	8,986	623	389	28	(15,366)	(1,073)	(5,991)	(422)
*Commencement of operations was 4/1/11.
Eight months ended March 31, 2011
Capital U.S. Equity Fund	$5,020	347	$909	63	$(7,790)	(559)	$(1,861)	(149)
Period ended October 31, 2010
Capital Core Municipal Fund*	$278,391	27,671	$1,156	113	$(16,587)	(1,631)	$262,960	26,153
Capital Short-Term Municipal Fund*	101,792	10,126	346	34	(13,821)	(1,361)	88,317	8,799
Capital California Core Municipal Fund*	172,980	17,220	518	51	(7,473)	(737)	166,025	16,534
Capital California Short-Term Municipal Fund*	57,503	5,716	128	13	(7,390)	(730)	50,241	4,999
Capital Core Bond Fund*	246,958	24,519	1,457	141	(27,068)	(2,639)	221,347	22,021
*Commencement of operations was 4/13/10.

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

8.      Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended October 31, 2011 as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Core Municipal Fund	$–	$43,954	$–	$69,711
Capital Short-Term Municipal Fund	–	51,887	–	13,767
Capital California Core Municipal Fund	–	38,871	–	31,744

Capital California Short-Term Municipal Fund	–	23,694	–	8,307
Capital Core Bond Fund	293,642	45,731	255,504	26,652
Capital Global Equity Fund*	–	133,448	–	11,769
Capital Non-U.S. Equity Fund*	–	59,979	–	7,539
Capital U.S. Equity Fund*	–	64,029	–	61,649
*Commencement of operations was 4/1/11.

9.   Fund Merger

On April 01, 2011, the Capital U.S. Equity Fund acquired all of the assets and assumed all of the liabilities of Endowments - Growth and Income Portfolio (the "Predecessor Fund") pursuant to a plan of reorganization approved by the Board of Trustees on January 31, 2011. The acquisition was accomplished by a tax-free exchange as follows:

5,599,076 shares of the Predecessor Fund, valued at $86,205,437 were outstanding on the close of business on April 01, 2011.  Capital U.S. Equity Fund began with a $10.00 seed investment.  After the reorganization Capital U.S. Equity Fund had 5,599,076 shares valued at $86,205,447.

The investment portfolio and cash of the Predecessor Fund, with a value of $86,205,437 and identified cost of $57,353,020 were the principal assets acquired by the Capital U.S. Equity Fund. For financial reporting purposes, assets received and shares issued by the Capital U.S. Equity Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Capital U.S. Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Predecessor Fund were $86,205,437.

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been reflected in the statement of operations since April 01, 2011 for the Capital U.S. Equity Fund.

	Before Reorganization		After Reorganization
	Endowments - Growth and Income Portfolio	Capital U.S Equity Fund	Capital U.S. Equity Fund
Net Assets	$86,205,437	$10	$86,205,447
Shares Outstanding	5,599,076	–	5,599,076
Net Asset Value per Share	$15.40	$–	$15.40
Net unrealized appreciation/(depreciation)	18,636,603	–	18,636,603
Accumulated net realized gain/(loss)	(5,895,126)	–	(5,895,126)

Capital Core Municipal Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11	10/31/102

Selected per share data:

Net asset value, beginning of year	$10.27	$10.00

Income from investment operations:
Net investment income3	0.21	0.10
Net realized and unrealized gains on securities	0.04	0.26
Total from investment operations	0.25	0.36

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.09)
Distributions from capital gain	(0.02)	-	4
Total dividends and distributions	(0.23)	(0.09)

Net asset value, end of year	$10.29	$10.27

Total Return5	2.56%	3.63%

Net assets, end of year (in millions)	$250	$269

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.43%	6
Ratio of expenses to average net assets after reimbursement5	0.40%	0.40%	6
Ratio of net investment income to average net assets5	2.10%	1.81%	6

Portfolio turnover rate	19%	25%	7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11	10/31/102

Selected per share data:

Net asset value, beginning of year	$10.17	$10.00

Income from investment operations:
Net investment income3	0.11	0.05
Net realized and unrealized gains on securities	0.02	0.17
Total from investment operations	0.13	0.22

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.05)
Distributions from capital gain	(0.01)	-	4
Total dividends and distributions	(0.11)	(0.05)

Net asset value, end of year	$10.19	$10.17

Total Return5	1.33%	2.17%

Net assets, end of year (in millions)	$138	$89

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.48%	6
Ratio of expenses to average net assets after reimbursement5	0.40%	0.40%	6
Ratio of net investment income to average net assets5	1.04%	0.94%	6

Portfolio turnover rate	15%	36%	7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital California Core Municipal Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11		10/31/102

Selected per share data:

Net asset value, beginning of year	$10.19		$10.00

Income from investment operations:
Net investment income3	0.20		0.08
Net realized and unrealized gains on securities	0.06		0.18
Total from investment operations	0.26		0.26

Dividends and distributions:
Dividends from net investment income	(0.20)		(0.07)
Distributions from capital gain	-	4	-	4
Total dividends and distributions	(0.20)		(0.07)

Net asset value, end of year	$10.25		$10.19

Total Return5	2.61%		2.61%

Net assets, end of year (in millions)	$158		$169

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%		0.45%	6
Ratio of expenses to average net assets after reimbursement5	0.40%		0.40%	6
Ratio of net investment income to average net assets5	1.98%		1.41%	6

Portfolio turnover rate	24%		13%	7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11	10/31/102

Selected per share data:

Net asset value, beginning of year	$10.13	$10.00

Income from investment operations:
Net investment income3	0.08	0.04
Net realized and unrealized gains (losses) on securities	(0.01)	0.13
Total from investment operations	0.07	0.17

Dividends and distributions:
Dividends from net investment income	(0.08)	(0.04)
Distributions from capital gain	-	-
Total dividends and distributions	(0.08)	(0.04)

Net asset value, end of year	$10.12	$10.13

Total Return4	0.72%	1.67%

Net assets, end of year (in millions)	$77	$51

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.49%	0.55%	5
Ratio of expenses to average net assets after reimbursement4	0.40%	0.40%	5
Ratio of net investment income to average net assets4	0.83%	0.79%	5

Portfolio turnover rate	20%	35%	6

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Core Bond Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11	10/31/102

Selected per share data:

Net asset value, beginning of year	$10.45	$10.00

Income from investment operations:
Net investment income3	0.19	0.09
Net realized and unrealized gains on securities	0.09	0.46
Total from investment operations	0.28	0.55

Dividends and distributions:
Dividends from net investment income	(0.20)	(0.09)
Distributions from capital gain	(0.13)	(0.01)
Total dividends and distributions	(0.33)	(0.10)

Net asset value, end of year	$10.40	$10.45

Total Return4	2.80%	5.52%

Net assets, end of year (in millions)	$280	$230

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.44%	5
Ratio of expenses to average net assets after reimbursement4	0.40%	0.40%	5
Ratio of net investment income to average net assets4	1.82%	1.65%	5

Portfolio turnover rate	118%	123%	6

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Global Equity Fund
Financial highlights1
(for a share outstanding throughout each year)

For the year ended2
10/31/11

Selected per share data:

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment income3	0.05
Net realized and unrealized losses on securities and currency	(0.87)
Total from investment operations	(0.82)

Dividends and distributions:
Dividends from net investment income	-
Distributions from capital gain	-
Total dividends and distributions	-

Net asset value, end of year	$9.18

Total Return4	(8.20)%

Net assets, end of year (in millions)	$125

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement5	0.87%
Ratio of expenses to average net assets after reimbursement4,5	0.85%
Ratio of net investment income to average net assets4,5	0.94%

Portfolio turnover rate6	15%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 1, 2011.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
Financial highlights1
(for a share outstanding throughout each year)

For the year ended2
10/31/11

Selected per share data:

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment income3	0.07
Net realized and unrealized losses on securities and currency	(0.99)
Total from investment operations	(0.92)

Dividends and distributions:
Dividends from net investment income	-
Distributions from capital gain	-
Total dividends and distributions	-

Net asset value, end of year	$9.08

Total Return4	(9.20)%

Net assets, end of year (in millions)	$50

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement5	0.89%
Ratio of expenses to average net assets after reimbursement4,5	0.85%
Ratio of net investment income to average net assets4,5	1.32%

Portfolio turnover rate6	20%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 1, 2011.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital U.S. Equity Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended		For the eight months ended		For the year ended
	10/31/112		3/31/11		7/31/10	7/31/09	7/31/08	7/31/07

Selected per share data:

Net asset value, beginning of year	$15.33		$13.09		$11.78	$14.24	$16.14	$14.86

Income from investment operations:
Net investment income3	0.10		0.16		0.22	0.24	0.26	0.29
Net realized and unrealized gains (losses) on investments and currency	(1.02)		2.28		1.30	(2.44)	(1.48)	2.03
Total from investment operations	(0.92)		2.44		1.52	(2.20)	(1.22)	2.32

Dividends and distributions:
Dividends from net investment income	(0.09)		(0.20)		(0.21)	(0.26)	(0.30)	(0.27)
Distributions from capital gain	—		—		—	—	(0.38)	(0.77)
Total dividends and distributions	(0.09)		(0.20)		(0.21)	(0.26)	(0.68)	(1.04)

Net asset value, end of year	$14.32		$15.33		$13.09	$11.78	$14.24	$16.14

Total Return4	(6.42)%		18.72%		12.91%	(15.29)%	(7.95)%	16.02%

Net assets, end of year (in millions)	$74		$86		$75	$79	$108	$119

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.67	%5	1.04	%5	0.79%	0.74%	0.67%	0.69%
Ratio of expenses to average net assets after reimbursement4	0.65	%5	0.75	%5	0.75%	0.71%	0.62%	0.64%
Ratio of net investment income to average net assets4	1.13	%5	1.67	%5	1.72%	2.12%	1.67%	1.81%

Portfolio turnover rate	82	%6	7	%6	22%	39%	21%	24%

1					Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2					Endowments – Growth and Income Portfolio was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011.
3					Based on average shares outstanding.
4					Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
5					Annualized.
6					Not annualized for periods of less than one year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Capital Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Private Client Services Funds (the "Trust") comprising the Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, Capital Core Bond Fund, Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund, including the schedule of investments, as of October 31, 2011, and the related statements of operations for the year then ended (as to Capital Global Equity Fund and Capital Non-U.S. Equity Fund for the period from April 1, 2011 (commencement of operations) through October 31, 2011, and as to Capital U.S. Equity Fund for the period from April 1, 2011 through October 31, 2011), the statements of changes in net assets for the period from April 13, 2010 (commencement of operations) through October 31, 2010 and for the year ended October 31, 2011 (as to Capital Global Equity Fund and Capital Non-U.S. Equity Fund for the period from April 1, 2011 (commencement of operations) through October 31, 2011, and as to Capital U.S. Equity Fund for the year ended July 31, 2010, for the eight months ended March 31, 2011, and for the period April 1, 2011 through October 31, 2011), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Private Client Services Funds as of October 31, 2011, the results of their operations for the year then ended (as to Capital Global Equity Fund and Capital Non-U.S. Equity Fund for the period from April 1, 2011 (commencement of operations) through October 31, 2011, and as to Capital U.S. Equity Fund for the period from April 1, 2011 through October 31, 2011), the changes in their net assets for the period from April 13, 2010 (commencement of operations) through October 31, 2010 and for the year ended October 31, 2011 (as to Capital Global Equity Fund and Capital Non-U.S. Equity Fund for the period from April 1, 2011 (commencement of operations) through October 31, 2011, and as to Capital U.S. Equity Fund for the year ended July 31, 2010, for the eight months ended March 31, 2011, and for the period April 1, 2011 through October 31, 2011), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
December 21, 2011